    As filed with the Securities and Exchange Commission on July 26, 2005


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 12                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 13                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)




                            Richard P. Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)


                                    Copy to:




        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


[x] immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ] on May 1, 2005 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
    NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT -- I


                         Supplement dated July 26, 2005

                        to Prospectus dated May 1, 2005

     This supplement amends the May 1, 2005 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2005 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purposes of this supplement are:


          1. To describe six new Investment Divisions that will be available under all Series of the Policies as of August 1, 2005 (this supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives, and provides new illustrations for each Series of CorpExec VUL); and



          2. To describe one (1) currently available Investment Division for which allocation of new premium payments or allocations to the Investment Division through transfers will no longer be available as of August 1, 2005.



     Keeping these purposes in mind, please note the following changes.


I. NUMBER OF AVAILABLE INVESTMENT DIVISIONS

     Effective August 1, 2005, throughout the Prospectus, all references to 55 Investment Divisions are changed to refer to 60 Investment Divisions.

     Effective August 1, 2005, all references to 56 Allocation Alternatives are changed to refer to 61 Allocation Alternatives.


II. ADDITIONAL PORTFOLIOS AVAILABLE AUGUST 1, 2005


     On page 13 and 14, under the section entitled FUND ANNUAL EXPENSES, add the following to the table in that section:

                                                    BARON CAPITAL                      DREYFUS
                                   MAINSTAY VP        ASSET --                         EMERGING
                                 FLOATING RATE --     INSURANCE     DAVIS VALUE   LEADERS -- INITIAL
                                  INITIAL CLASS        SHARES        PORTFOLIO          SHARES
                                 ----------------   -------------   -----------   ------------------
FUND ANNUAL EXPENSES
  (as a % of the average net
  assets for the fiscal year
  ended December 31, 2004)(a)
  Advisory Fees                       0.40%             1.00%          0.75%            0.90%
  Administration Fees                 0.20%             0.00%          0.00%            0.00%
  12b-1 Fees                          0.00%             0.25%          0.00%            0.00%
  Other Expenses                      0.19%(b)          0.11%          0.06%            0.23%
  Total Fund Annual Expenses          0.79%             1.36%          0.81%            1.13%

                                               JANUS ASPEN
                                             SERIES FORTY --      ROYCE
                                              INSTITUTIONAL     SMALL-CAP
                                                SHARES(c)       PORTFOLIO
                                             ---------------   ------------
FUND ANNUAL EXPENSES
  (as a % of the average net assets for the
  fiscal year ended December 31, 2004)(a)
  Advisory Fees                                   0.64%           1.00%
  Administration Fees                             0.00%           0.00%
  12b-1 Fees                                      0.00%           0.00%
  Other Expenses                                  0.02%           0.14%
  Total Fund Annual Expenses                      0.66%           1.14%

---------------

(a) The Fund or its agents provided the fees and charges which are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

(c) Formerly Janus Aspen Series Capital Appreciation.

     Effective August 1, 2005, on pages 22 through 27 of the prospectus, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies:

---------------------------------------------------------------------------------------------
            FUND                     INVESTMENT ADVISER              INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------
 MainStay VP Series Fund,
    Inc.
    -- MainStay VP Floating       New York Life Investment       - Seeks to provide high
    Rate -- Initial Class         Management LLC ("NYLIM")         current income.
---------------------------------------------------------------------------------------------
 Baron Capital Funds Trust
    -- Baron Capital                     BAMCO, Inc.             - Seeks capital appreciation
    Asset -- Insurance                                             through investments in
    Shares                                                         securities of small and
                                                                   medium sized companies
                                                                   with undervalued assets or
                                                                   favorable growth
                                                                   prospects.
---------------------------------------------------------------------------------------------
 Davis Variable Account
    Fund, Inc.
    -- Davis Value Portfolio    Davis Selected Advisers, L.P.    - Seeks long-term growth of
                                                                   capital.
---------------------------------------------------------------------------------------------
 Dreyfus Variable Investment
    Fund:
    -- Dreyfus VIF Emerging        The Dreyfus Corporation       - Seeks capital growth by
    Leaders -- Initial              (subadvisor: Franklin          investing in small
    Shares                                Portfolio                companies
                                         Associates)
---------------------------------------------------------------------------------------------
 Janus Aspen Series
    -- Janus Aspen Series       Janus Capital Management, LLC    - Designed for long-term
    Forty -- Institutional                                         investors who primarily
    Shares (formerly Janus                                         seek growth of capital and
    Aspen Series Capital                                           who can tolerate the
    Appreciation)                                                  greater risks associated
                                                                   with common stock
                                                                   investments.
---------------------------------------------------------------------------------------------
 Royce Capital Fund
    -- Royce Small-Cap             Royce & Associates, LLC       - Seeks long term growth of
    Portfolio                                                      capital by investing
                                                                   primarily in equity
                                                                   securities issued by small
                                                                   companies.
---------------------------------------------------------------------------------------------

III. CERTAIN INVESTMENT DIVISIONS NO LONGER AVAILABLE AS OF AUGUST 1, 2005

     Effective August 1, 2005, allocations to the MFS(R) Investors
Trust -- Initial Class Investment Division, including transfers and new premium payments, will no longer be accepted for the NYLIAC CorpExec VUL: Corporate Executive Series Variable Universal Life Insurance policies. All references to the MFS(R) Investors Trust -- Initial Class Investment Division in the Prospectus are amended to add a footnote stating: "No premium payments or transfers will be accepted into this Investment Division as of August 1, 2005."


IV. APPENDIX A ILLUSTRATIONS


     Effective August 1, 2005, delete the illustrations on pages A-2 through A-6 in their entirety and replace the illustrations with the following:

                                    CEVUL 2

                                    Table 1

                 Male Issue Age 45, Nonsmoker, Guaranteed Issue
                  Planned Annual Premium: $21,000 for 21 years
                        Initial Face Amount: $1,000,000
                        Life Insurance Benefit Option 1
                          Cash Value Accumulation Test

                            Assuming Current Charges

                End of Year Death Benefit(1)        End of Year Cash Value(1)     End of Year Cash Surrender Value
                    Assuming Hypothetical             Assuming Hypothetical            Assuming Hypothetical
                   Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                          Return of                         Return of                        Return of
 Value(1)     ---------------------------------   -----------------------------   --------------------------------
Policy Year      0%          6%          12%        0%        6%         12%         0%         6%         12%
     1        1,000,000   1,000,000   1,000,000    15,606    16,590      17,572    19,176     20,160       21,142
     2        1,000,000   1,000,000   1,000,000    31,729    34,719      37,823    36,979     39,969       43,073
     3        1,000,000   1,000,000   1,000,000    47,549    53,601      60,131    53,569     59,621       66,151
     4        1,000,000   1,000,000   1,000,000    62,993    73,198      84,648    68,873     79,078       90,528
     5        1,000,000   1,000,000   1,000,000    78,103    93,588     111,661    82,933     98,418      116,491
     6        1,000,000   1,000,000   1,000,000    92,801   114,731     141,370    95,672    117,602      144,240
     7        1,000,000   1,000,000   1,000,000   106,925   136,505     173,918   106,925    136,505      173,918
     8        1,000,000   1,000,000   1,000,000   121,789   160,349     211,131   121,789    160,349      211,131
     9        1,000,000   1,000,000   1,000,000   136,301   185,204     252,284   136,301    185,204      252,284
    10        1,000,000   1,000,000   1,000,000   150,544   211,208     297,909   150,544    211,208      297,909
    15        1,000,000   1,000,000   1,175,107   212,399   356,049     608,864   212,399    356,049      608,864
    20        1,000,000   1,000,000   1,871,435   252,461   528,386   1,100,844   252,461    528,386    1,100,844
    25        1,000,000   1,000,000   2,695,489   190,342   654,079   1,773,348   190,342    654,079    1,773,348

---------------

Assuming a fund fee average of .85%:
 0% gross = -1.10% net
 6% gross = 4.84% net
12% gross = 10.77% net

(1) Assumes no policy loan or partial withdrawal has been made.

                                    CEVUL 2

                                    Table 2

                 Male Issue Age 45, Nonsmoker, Guaranteed Issue
                  Planned Annual Premium: $21,000 for 21 years
                        Initial Face Amount: $1,000,000
                        Life Insurance Benefit Option 1
                          Cash Value Accumulation Test

                          Assuming Guaranteed Charges

                End of Year Death Benefit(1)        End of Year Cash Value(1)     End of Year Cash Surrender Value
                    Assuming Hypothetical             Assuming Hypothetical            Assuming Hypothetical
                   Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                          Return of                         Return of                        Return of
 Value(1)     ---------------------------------   -----------------------------   --------------------------------
Policy Year      0%          6%          12%        0%        6%         12%         0%         6%         12%
     1        1,000,000   1,000,000   1,000,000    12,551    13,433      14,316    16,173     17,055       17,938
     2        1,000,000   1,000,000   1,000,000    25,435    28,023      30,717    30,772     33,360       36,054
     3        1,000,000   1,000,000   1,000,000    37,822    42,951      48,502    43,948     49,077       54,628
     4        1,000,000   1,000,000   1,000,000    49,613    58,126      67,712    55,598     64,111       73,697
     5        1,000,000   1,000,000   1,000,000    60,819    73,568      88,510    65,736     78,485       93,427
     6        1,000,000   1,000,000   1,000,000    71,451    89,297     111,082    74,374     92,220      114,005
     7        1,000,000   1,000,000   1,000,000    81,408   105,226     135,524    81,408    105,226      135,524
     8        1,000,000   1,000,000   1,000,000    91,647   122,384     163,133    91,647    122,384      163,133
     9        1,000,000   1,000,000   1,000,000   101,152   139,768     193,145   101,152    139,768      193,145
    10        1,000,000   1,000,000   1,000,000   109,838   157,311     225,772   109,838    157,311      225,772
    15        1,000,000   1,000,000   1,000,000   139,401   246,637     440,105   139,401    246,637      440,105
    20        1,000,000   1,000,000   1,322,730   139,077   335,746     778,077   139,077    335,746      778,077
    25        1,000,000   1,000,000   1,786,032     8,083   322,328   1,175,021     8,083    322,328    1,175,021

---------------

Assuming a fund fee average of .85%:
 0% gross = -1.74% net
 6% gross = 4.16% net
12% gross = 10.05% net

(1) Assumes no policy loan or partial withdrawal has been made.

                                    CEVUL 3

                                    Table 1

                 Male Issue Age 45, Nonsmoker, Guaranteed Issue
                  Planned Annual Premium: $21,000 for 21 years
                        Initial Face Amount: $1,000,000
                        Life Insurance Benefit Option 1
                          Cash Value Accumulation Test

                            Assuming Current Charges

                End of Year Death Benefit(1)        End of Year Cash Value(1)     End of Year Cash Surrender Value
                    Assuming Hypothetical             Assuming Hypothetical            Assuming Hypothetical
                   Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                          Return of                         Return of                        Return of
 Value(1)     ---------------------------------   -----------------------------   --------------------------------
Policy Year      0%          6%          12%        0%        6%         12%         0%         6%         12%
     1        1,000,000   1,000,000   1,000,000    17,233    18,285      19,337    20,173     21,225       22,277
     2        1,000,000   1,000,000   1,000,000    35,117    38,348      41,704    39,257     42,488       45,844
     3        1,000,000   1,000,000   1,000,000    52,437    58,999      66,084    57,462     64,024       71,109
     4        1,000,000   1,000,000   1,000,000    69,134    80,204      92,633    74,667     85,737       98,165
     5        1,000,000   1,000,000   1,000,000    85,437   102,218     121,818    91,005    107,786      127,386
     6        1,000,000   1,000,000   1,000,000   101,585   125,330     154,191   106,416    130,161      159,022
     7        1,000,000   1,000,000   1,000,000   117,333   149,338     189,831   120,589    152,593      193,087
     8        1,000,000   1,000,000   1,000,000   133,305   174,945     229,795   133,305    174,945      229,795
     9        1,000,000   1,000,000   1,000,000   148,922   201,622     273,913   148,922    201,622      273,913
    10        1,000,000   1,000,000   1,000,000   164,092   229,334     322,566   164,092    229,334      322,566
    15        1,000,000   1,000,000   1,261,093   233,762   386,138     653,416   233,762    386,138      653,416
    20        1,000,000   1,000,000   2,014,995   291,620   579,754   1,185,291   291,620    579,754    1,185,291
    25        1,000,000   1,108,346   2,934,308   255,512   729,175   1,930,466   255,512    729,175    1,930,466

---------------

Assuming a fund fee average of .85%:
 0% gross = -.85% net
 6% gross = 5.10% net
12% gross = 11.05% net

(1) Assumes no policy loan or partial withdrawal has been made.

                                    CEVUL 3

                                    Table 2

                 Male Issue Age 45, Nonsmoker, Guaranteed Issue
                  Planned Annual Premium: $21,000 for 21 years
                        Initial Face Amount: $1,000,000
                        Life Insurance Benefit Option 1
                          Cash Value Accumulation Test

                          Assuming Guaranteed Charges

                End of Year Death Benefit(1)        End of Year Cash Value(1)     End of Year Cash Surrender Value
                    Assuming Hypothetical             Assuming Hypothetical            Assuming Hypothetical
                   Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                          Return of                         Return of                        Return of
 Value(1)     ---------------------------------   -----------------------------   --------------------------------
Policy Year      0%          6%          12%        0%        6%         12%         0%         6%         12%
     1        1,000,000   1,000,000   1,000,000    12,547    13,429      14,313    16,170     17,051       17,935
     2        1,000,000   1,000,000   1,000,000    25,428    28,015      30,711    30,919     33,505       36,201
     3        1,000,000   1,000,000   1,000,000    37,817    42,942      48,498    44,710     49,835       55,392
     4        1,000,000   1,000,000   1,000,000    49,614    58,121      67,716    57,355     65,862       75,457
     5        1,000,000   1,000,000   1,000,000    60,835    73,575      88,534    68,729     81,469       96,428
     6        1,000,000   1,000,000   1,000,000    71,492    89,329     111,140    78,610     96,447      118,258
     7        1,000,000   1,000,000   1,000,000    81,485   105,294     135,632    86,435    110,244      140,582
     8        1,000,000   1,000,000   1,000,000    91,744   122,473     163,280    91,744    122,473      163,280
     9        1,000,000   1,000,000   1,000,000   101,243   139,851     193,310   101,243    139,851      193,310
    10        1,000,000   1,000,000   1,000,000   109,922   157,388     225,957   109,922    157,388      225,957
    15        1,000,000   1,000,000   1,000,000   139,445   246,660     440,453   139,445    246,660      440,453
    20        1,000,000   1,000,000   1,323,875   139,057   335,658     778,750   139,057    335,658      778,750
    25        1,000,000   1,000,000   1,787,919     7,947   322,022   1,176,262     7,947    322,022    1,176,262

---------------

Assuming a fund fee average of .85%:
 0% gross = -.85% net
 6% gross = 5.10% net
12% gross = 11.05% net

(1) Assumes no policy loan or partial withdrawal has been made.

                                    CEVUL 4

                                    Table 1

                 Male Issue Age 45, Nonsmoker, Guaranteed Issue
                  Planned Annual Premium: $21,000 for 21 years
                        Initial Face Amount: $1,000,000
                        Life Insurance Benefit Option 1
                          Cash Value Accumulation Test

                            Assuming Current Charges

                End of Year Death Benefit(1)        End of Year Cash Value(1)     End of Year Cash Surrender Value
                    Assuming Hypothetical             Assuming Hypothetical            Assuming Hypothetical
                   Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                          Return of                         Return of                        Return of
 Value(1)     ---------------------------------   -----------------------------   --------------------------------
Policy Year      0%          6%          12%        0%        6%         12%         0%         6%         12%
     1        1,000,000   1,000,000   1,000,000    17,233    18,285      19,337    20,467     21,519       22,571
     2        1,000,000   1,000,000   1,000,000    35,117    38,348      41,704    40,128     43,359       46,715
     3        1,000,000   1,000,000   1,000,000    52,438    59,000      66,086    59,080     65,642       72,728
     4        1,000,000   1,000,000   1,000,000    69,138    80,208      92,637    77,181     88,251      100,680
     5        1,000,000   1,000,000   1,000,000    85,445   102,226     121,827    94,547    111,328      130,929
     6        1,000,000   1,000,000   1,000,000   101,598   125,345     154,207   111,086    134,833      163,695
     7        1,000,000   1,000,000   1,000,000   117,356   149,363     189,859   126,570    158,576      199,072
     8        1,000,000   1,000,000   1,000,000   133,340   174,984     229,840   140,871    182,515      237,370
     9        1,000,000   1,000,000   1,000,000   148,970   201,676     273,976   153,689    206,395      278,695
    10        1,000,000   1,000,000   1,000,000   164,139   229,391     322,635   164,139    229,391      322,635
    15        1,000,000   1,000,000   1,261,314   233,807   386,211     653,531   233,807    386,211      653,531
    20        1,000,000   1,000,000   2,015,308   291,663   579,849   1,185,475   291,663    579,849    1,185,475
    25        1,000,000   1,108,521   2,934,757   255,555   729,290   1,930,761   255,555    729,290    1,930,761

---------------

Assuming a fund fee average of .85%:
 0% gross = -.85% net
 6% gross = 5.10% net
12% gross = 11.05% net

(1) Assumes no policy loan or partial withdrawal has been made.

                                    CEVUL 4

                                    Table 2

                 Male Issue Age 45, Nonsmoker, Guaranteed Issue
                  Planned Annual Premium: $21,000 for 21 years
                        Initial Face Amount: $1,000,000
                        Life Insurance Benefit Option 1
                          Cash Value Accumulation Test

                          Assuming Guaranteed Charges

                End of Year Death Benefit(1)        End of Year Cash Value(1)     End of Year Cash Surrender Value
                    Assuming Hypothetical             Assuming Hypothetical            Assuming Hypothetical
                   Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                          Return of                         Return of                        Return of
 Value(1)     ---------------------------------   -----------------------------   --------------------------------
Policy Year      0%          6%          12%        0%        6%         12%         0%         6%         12%
     1        1,000,000   1,000,000   1,000,000    12,547    13,429      14,313    16,170     17,051       17,935
     2        1,000,000   1,000,000   1,000,000    25,427    28,014      30,710    31,121     33,708       36,404
     3        1,000,000   1,000,000   1,000,000    37,815    42,940      48,496    45,232     50,357       55,913
     4        1,000,000   1,000,000   1,000,000    49,613    58,119      67,714    58,354     66,860       76,455
     5        1,000,000   1,000,000   1,000,000    60,837    73,577      88,535    70,436     83,176       98,134
     6        1,000,000   1,000,000   1,000,000    71,502    89,339     111,150    81,407     99,244      121,055
     7        1,000,000   1,000,000   1,000,000    81,512   105,322     135,660    91,028    114,837      145,176
     8        1,000,000   1,000,000   1,000,000    91,806   122,538     163,348    99,308    130,040      170,851
     9        1,000,000   1,000,000   1,000,000   101,344   139,961     193,429   105,962    144,579      198,046
    10        1,000,000   1,000,000   1,000,000   110,023   157,504     226,089   110,023    157,504      226,089
    15        1,000,000   1,000,000   1,000,000   139,543   246,811     440,680   139,543    246,811      440,680
    20        1,000,000   1,000,000   1,324,485   139,157   335,862     779,109   139,157    335,862      779,109
    25        1,000,000   1,000,000   1,788,723     8,054   322,315   1,176,791     8,054    322,315    1,176,791

---------------

Assuming a fund fee average of .85%:
 0% gross = -.85% net
 6% gross = 5.10% net
12% gross = 11.05% net

(1) Assumes no policy loan or partial withdrawal has been made.

             ------------------------------------------------------


                New York Life Insurance and Annuity Corporation


                            (A Delaware Corporation)


                               51 Madison Avenue


                            New York, New York 10010

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                              MAINSTAY VP                       MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON
                                                BOND--       APPRECIATION--        CASH           STOCK--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  6,144,404     $  8,677,031     $ 15,403,807     $ 87,639,468

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....          8,703            2,912            1,401           60,118
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  6,135,701     $  8,674,119     $ 15,402,406     $ 87,579,350
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $  4,972,664     $  1,233,556     $    118,830     $  3,826,438
    Series II Policies....................             --               --        1,591,007       83,745,083
    Series III Policies...................      1,163,037        7,440,563       13,692,569            7,829
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  6,135,701     $  8,674,119     $ 15,402,406     $ 87,579,350
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      14.41     $       9.02     $       1.18     $      11.63
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $         --     $         --     $       1.02     $      13.40
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.27     $      10.38     $       1.01     $      10.83
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  6,161,544     $  8,772,245     $ 15,403,815     $ 79,466,610
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                                        HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID-CAP          MID-CAP
    CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $    229,233     $  1,005,441     $  4,372,690     $ 53,892,313     $ 38,069,614     $    143,521     $ 54,713,812

              148            1,630            7,003           86,276           22,154               --           33,679
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    229,085     $  1,003,811     $  4,365,687     $ 53,806,037     $ 38,047,460     $    143,521     $ 54,680,133
     ============     ============     ============     ============     ============     ============     ============
     $        370     $    897,991     $  3,917,025     $ 49,628,662     $         --     $         --     $         --
          228,715           48,599           58,160          845,878       35,255,289               --       54,668,494
               --           57,221          390,502        3,331,497        2,792,171          143,521           11,639
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    229,085     $  1,003,811     $  4,365,687     $ 53,806,037     $ 38,047,460     $    143,521     $ 54,680,133
     ============     ============     ============     ============     ============     ============     ============
     $      10.63     $      13.99     $      16.27     $      13.42     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      12.68     $      10.74     $      14.73     $      14.88     $      16.06     $         --     $      11.30
     ============     ============     ============     ============     ============     ============     ============
     $      10.42     $      10.37     $      10.95     $      11.57     $      11.80     $      11.61     $      10.60
     ============     ============     ============     ============     ============     ============     ============
     $    217,959     $  1,006,442     $  3,791,252     $ 47,566,721     $ 33,118,096     $    135,461     $ 49,083,392
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                             MAINSTAY VP      MAINSTAY VP
                                               S&P 500         SMALL-CAP       MAINSTAY VP      MAINSTAY VP
                                               INDEX--          GROWTH--      TOTAL RETURN--      VALUE--
                                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $131,843,850     $      6,091     $  1,362,857     $130,159,083

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....        205,321               --            2,214           83,042
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $131,638,529     $      6,091     $  1,360,643     $130,076,041
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $118,599,296     $         --     $  1,360,643     $  2,867,738
    Series II Policies....................        297,272               --               --      126,588,381
    Series III Policies...................     12,741,961            6,091               --          619,922
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $131,638,529     $      6,091     $  1,360,643     $130,076,041
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      11.42     $         --     $       9.10     $      10.83
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $      11.50     $         --     $         --     $      14.49
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.83     $      10.45     $         --     $      10.00
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $142,241,471     $      5,641     $  1,299,772     $119,767,783
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      EAGLE ASSET      MAINSTAY VP
       AMERICAN      DREYFUS LARGE      MANAGEMENT      LORD ABBETT     ALGER AMERICAN    ALGER AMERICAN       AMERICAN
    CENTURY INCOME      COMPANY           GROWTH         DEVELOPING       LEVERAGED           SMALL         CENTURY(R) VP
     AND GROWTH--       VALUE--          EQUITY--         GROWTH--         ALLCAP--      CAPITALIZATION--      VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    CLASS O SHARES    CLASS O SHARES       CLASS II
    ----------------------------------------------------------------------------------------------------------------------
     $     53,264     $    463,922     $    316,839     $         --     $     12,542      $    404,376      $    112,237

                3              720              483               --               --               444                60
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $     53,261     $    463,202     $    316,356     $         --     $     12,542      $    403,932      $    112,177
     ============     ============     ============     ============     ============      ============      ============
     $         --     $    396,462     $    253,814     $         --     $         --      $    230,331      $         --
            4,407           47,185           48,325               --               --           114,730           112,177
           48,854           19,555           14,217               --           12,542            58,871                --
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $     53,261     $    463,202     $    316,356     $         --     $     12,542      $    403,932      $    112,177
     ============     ============     ============     ============     ============      ============      ============
     $         --     $      11.49     $       5.79     $         --     $         --      $       9.24      $         --
     ============     ============     ============     ============     ============      ============      ============
     $      11.95     $      14.24     $       9.82     $         --     $         --      $      14.26      $      10.94
     ============     ============     ============     ============     ============      ============      ============
     $      11.28     $      10.76     $       9.81     $         --     $      10.42      $      10.59      $         --
     ============     ============     ============     ============     ============      ============      ============
     $     47,872     $    428,119     $    388,608     $         --     $     11,656      $    319,934      $    104,033
     ============     ============     ============     ============     ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               DREYFUS IP      DREYFUS VIF
                                                               TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP
                                            CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--
                                               BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
                                            ------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    409,330     $    132,577     $    200,226     $  2,557,250

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....             12                1              148            1,813
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    409,318     $    132,576     $    200,078     $  2,555,437
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $      6,949     $         --     $         --     $    468,642
    Series II Policies....................             --               --          177,893        1,572,710
    Series III Policies...................        402,369          132,576           22,185          514,085
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    409,318     $    132,576     $    200,078     $  2,555,437
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      11.84     $         --     $         --     $      15.44
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $         --     $       9.79     $      11.05     $      13.59
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.77     $       9.70     $      10.29     $      11.08
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $    392,370     $    132,365     $    186,533     $  2,181,679
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

  FIDELITY(R) VIP                                       FIDELITY(R) VIP                                       FIDELITY(R) VIP
      EQUITY-       FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
     INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--
   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
  ---------------------------------------------------------------------------------------------------------------------------
<S
   $  3,661,261      $  1,905,690      $  6,368,213      $  1,040,730      $  4,813,771      $    704,669      $     26,840
          3,274               168               497               538               347                 6                --
   ------------      ------------      ------------      ------------      ------------      ------------      ------------
   $  3,657,987      $  1,905,522      $  6,367,716      $  1,040,192      $  4,813,424      $    704,663      $     26,840
   ============      ============      ============      ============      ============      ============      ============
   $  1,872,747      $         --      $         --      $         --      $         --      $         --      $         --
         48,671           269,891           816,095           925,599           583,543                --                --
      1,736,569         1,635,631         5,551,621           114,593         4,229,881           704,663            26,840
   ------------      ------------      ------------      ------------      ------------      ------------      ------------
   $  3,657,987      $  1,905,522      $  6,367,716      $  1,040,192      $  4,813,424      $    704,663      $     26,840
   ============      ============      ============      ============      ============      ============      ============
   $      12.54      $         --      $         --      $         --      $         --      $         --      $         --
   ============      ============      ============      ============      ============      ============      ============
   $      14.86      $      10.38      $      13.32      $      11.87      $      14.88      $      14.40      $         --
   ============      ============      ============      ============      ============      ============      ============
   $      10.82      $       9.92      $      10.75      $      10.35      $      11.59      $      10.46      $      11.88
   ============      ============      ============      ============      ============      ============      ============
   $  3,218,583      $  1,749,174      $  5,780,868      $  1,040,647      $  4,100,899      $    614,106      $     23,831
   ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                               JANUS ASPEN
                                             JANUS ASPEN      JANUS ASPEN         SERIES
                                                SERIES       SERIES MID CAP     WORLDWIDE       LORD ABBETT
                                              BALANCED--        GROWTH--         GROWTH--      SERIES FUND--
                                            INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    MID-CAP VALUE
                                                SHARES           SHARES           SHARES         PORTFOLIO
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $ 13,386,738     $    638,335     $    715,494     $  6,040,527

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....         20,750               --              913              621
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $ 13,365,988     $    638,335     $    714,581     $  6,039,906
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $ 11,571,073     $         --     $    523,260     $         --
    Series II Policies....................        998,127               --           63,373        1,025,876
    Series III Policies...................        796,788          638,335          127,948        5,014,030
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $ 13,365,988     $    638,335     $    714,581     $  6,039,906
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      15.73     $         --     $      10.83     $         --
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $      11.47     $         --     $      10.21     $      14.92
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.62     $      11.20     $       9.74     $      11.58
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $ 12,593,452     $    543,545     $    708,685     $  5,313,930
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                         MORGAN STANLEY
      MFS(R)          MFS(R) NEW                        MORGAN STANLEY    UIF EMERGING    MORGAN STANLEY     PIMCO LOW
  INVESTORS TRUST     DISCOVERY      MFS(R) UTILITIES    UIF EMERGING       MARKETS       UIF U.S. REAL      DURATION--
     SERIES--          SERIES--          SERIES--       MARKETS DEBT--      EQUITY--         ESTATE--      ADMINISTRATIVE
   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I          CLASS I           SHARES
  -----------------------------------------------------------------------------------------------------------------------
<S
   $    168,998      $    315,256      $         --      $        433     $    510,114     $  1,761,111     $    200,588
             79                --                --                --               52              621               63
   ------------      ------------      ------------      ------------     ------------     ------------     ------------
   $    168,919      $    315,256      $         --      $        433     $    510,062     $  1,760,490     $    200,525
   ============      ============      ============      ============     ============     ============     ============
   $         --      $         --      $         --      $         --     $     29,080     $         --     $         --
        168,919                --                --                --               --          951,762          152,464
             --           315,256                --               433          480,982          808,728           48,061
   ------------      ------------      ------------      ------------     ------------     ------------     ------------
   $    168,919      $    315,256      $         --      $        433     $    510,062     $  1,760,490     $    200,525
   ============      ============      ============      ============     ============     ============     ============
   $         --      $         --      $         --      $         --     $      12.81     $         --     $         --
   ============      ============      ============      ============     ============     ============     ============
   $      12.88      $         --      $      11.75      $         --     $         --     $      16.85     $      10.00
   ============      ============      ============      ============     ============     ============     ============
   $         --      $       9.94      $         --      $      10.82     $      11.14     $      13.67     $      10.00
   ============      ============      ============      ============     ============     ============     ============
   $    146,602      $    275,349      $         --      $        403     $    423,189     $  1,324,544     $    201,749
   ============      ============      ============      ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                              PIMCO REAL      PIMCO TOTAL                       SCUDDER VIT
                                               RETURN--         RETURN--          ROYCE        EAFE(R) EQUITY
                                            ADMINISTRATIVE   ADMINISTRATIVE     MICRO-CAP       INDEX FUND--
                                                SHARES           SHARES         PORTFOLIO      CLASS A SHARES
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    102,226     $  3,027,075     $    294,758     $      1,418

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....             32               --               34               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    102,194     $  3,027,075     $    294,724     $      1,418
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $         --     $         --     $         --     $         --
    Series II Policies....................         77,720               --           83,805               --
    Series III Policies...................         24,474        3,027,075          210,919            1,418
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    102,194     $  3,027,075     $    294,724     $      1,418
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $         --     $         --     $         --     $         --
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $      10.18     $         --     $      11.01     $         --
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.19     $      10.35     $      11.01     $      11.12
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $    103,743     $  3,038,401     $    291,769     $      1,275
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                                 T. ROWE PRICE
           SCUDDER VIT     T. ROWE PRICE                                                        T. ROWE PRICE       PERSONAL
            SMALL CAP        BLUE CHIP      T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE     NEW AMERICA        STRATEGY
           INDEX FUND--        GROWTH       EQUITY INCOME     INTERNATIONAL     LIMITED-TERM        GROWTH          BALANCED
          CLASS A SHARES     PORTFOLIO        PORTFOLIO      STOCK PORTFOLIO   BOND PORTFOLIO     PORTFOLIO        PORTFOLIO
          ---------------------------------------------------------------------------------------------------------------------
           $  5,895,989     $  4,701,859     $  6,077,929     $    367,310      $    263,348     $     48,711     $  5,184,511
                     44              118            1,992               63               126               --               --
           ------------     ------------     ------------     ------------      ------------     ------------     ------------
           $  5,895,945     $  4,701,741     $  6,075,937     $    367,247      $    263,222     $     48,711     $  5,184,511
           ============     ============     ============     ============      ============     ============     ============
           $         --     $         --     $    411,834     $         --      $         --     $         --     $         --
                 72,874          201,413        2,044,423          116,536           200,388               --               --
              5,823,071        4,500,328        3,619,680          250,711            62,834           48,711        5,184,511
           ------------     ------------     ------------     ------------      ------------     ------------     ------------
           $  5,895,945     $  4,701,741     $  6,075,937     $    367,247      $    263,222     $     48,711     $  5,184,511
           ============     ============     ============     ============      ============     ============     ============
           $         --     $         --     $      14.11     $         --      $         --     $         --     $         --
           ============     ============     ============     ============      ============     ============     ============
           $      12.18     $      10.65     $      12.04     $      11.27      $      10.64     $         --     $         --
           ============     ============     ============     ============      ============     ============     ============
           $      11.23     $      10.96     $      11.15     $      11.17      $      10.05     $      10.32     $      10.92
           ============     ============     ============     ============      ============     ============     ============
           $  5,727,539     $  4,356,142     $  5,473,935     $    332,676      $    267,646     $     48,347     $  5,041,713
           ============     ============     ============     ============      ============     ============     ============


              VAN ECK
             WORLDWIDE
              ABSOLUTE
               RETURN
           --------------
            $      9,379
                      --
            ------------
            $      9,379
            ============
            $         --
                      --
                   9,379
            ------------
            $      9,379
            ============
            $         --
            ============
            $         --
            ============
            $       9.91
            ============
            $      9,400
            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                              MAINSTAY VP                       MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON         MAINSTAY VP
                                                BOND--       APPRECIATION--        CASH           STOCK--        CONVERTIBLE--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS     INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $     185,745    $       3,012    $     145,346    $   1,169,091     $       4,328
  Mortality and expense risk charges......        (32,956)        (113,234)         (51,165)        (255,750)             (519)
                                            -------------    -------------    -------------    -------------     -------------
      Net investment income (loss)........        152,789         (110,222)          94,181          913,341             3,809
                                            -------------    -------------    -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        307,172       19,737,281      317,453,040       29,604,166            23,701
  Cost of investments sold................        291,818       32,525,423      317,450,134       39,182,093            22,488
                                            -------------    -------------    -------------    -------------     -------------
      Net realized gain (loss) on
        investments.......................         15,354      (12,788,142)           2,906       (9,577,927)            1,213
  Realized gain distribution received.....         55,836               --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        (58,215)      12,149,736              144       18,160,246             7,552
                                            -------------    -------------    -------------    -------------     -------------
      Net gain (loss) on investments......         12,975         (638,406)           3,050        8,582,319             8,765
                                            -------------    -------------    -------------    -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     165,764    $    (748,628)   $      97,231    $   9,495,660     $      12,574
                                            =============    =============    =============    =============     =============

                                                                              MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
                                                                                AMERICAN         DREYFUS         EAGLE ASSET
                                             MAINSTAY VP                        CENTURY           LARGE           MANAGEMENT
                                                TOTAL         MAINSTAY VP      INCOME AND        COMPANY            GROWTH
                                               RETURN--         VALUE--         GROWTH--         VALUE--           EQUITY--
                                            INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $      22,836    $  1,412,434    $         875    $       4,287     $         706
  Mortality and expense risk charges......         (9,081)       (142,304)             (59)          (2,745)           (2,073)
                                            -------------    -------------   -------------    -------------     -------------
      Net investment income (loss)........         13,755       1,270,130              816            1,542            (1,367)
                                            -------------    -------------   -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        359,736         319,045              637           39,284           195,371
  Cost of investments sold................        492,478         296,317              605           39,150           206,780
                                            -------------    -------------   -------------    -------------     -------------
      Net realized gain (loss) on
        investments.......................       (132,742)         22,728               32              134           (11,409)
  Realized gain distribution received.....             --              --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        177,796      10,379,156            5,158           42,210            (4,861)
                                            -------------    -------------   -------------    -------------     -------------
      Net gain (loss) on investments......         45,054      10,401,884            5,190           42,344           (16,270)
                                            -------------    -------------   -------------    -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $      58,809    $ 11,672,014    $       6,006    $      43,886     $     (17,637)
                                            =============    =============   =============    =============     =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                       MAINSTAY VP
                       HIGH YIELD         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP        CORPORATE        INTERNATIONAL       MID CAP          MID-CAP            MID-CAP           S&P 500
    GOVERNMENT--         BOND--            EQUITY--          CORE--           GROWTH--           VALUE--           INDEX--
    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS    INITIAL CLASS   INITIAL CLASS(A)   INITIAL CLASS(C)   INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------------
    $     41,568      $     290,636      $     459,135    $    155,962     $          --      $     420,807     $   1,797,626
          (6,345)           (26,037)          (168,642)        (34,643)              (20)           (55,364)         (690,372)
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
          35,223            264,599            290,493         121,319               (20)           365,443         1,107,254
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
         103,177            472,516          1,599,671         157,697               466            114,281         4,782,166
         102,892            447,201          1,597,954         138,244               455            108,407         5,795,520
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
             285             25,315              1,717          19,453                11              5,874        (1,013,354)
              --                 --                 --         728,829                --            470,229                --
         (12,277)           160,323          6,570,463       4,943,357             8,061          5,630,421        10,169,524
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
         (11,992)           185,638          6,572,180       5,691,639             8,072          6,106,524         9,156,170
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
    $     23,231      $     450,237      $   6,862,673    $  5,812,958     $       8,052      $   6,471,967     $  10,263,424
    =============     =============      =============    =============    =============      =============     =============


       MAINSTAY VP
        SMALL-CAP
         GROWTH--
     INITIAL CLASS(A)
    ----------------------------------------------------
      $          --
                 (6)
      -------------
                 (6)
      -------------
                 61
                 65
      -------------
                 (4)
                 --
                450
      -------------
                446
      -------------
      $         440
      =============

                                                ALGER
      MAINSTAY VP                              AMERICAN
      LORD ABBETT       ALGER AMERICAN          SMALL           AMERICAN                            DREYFUS IP       DREYFUS VIF
       DEVELOPING          LEVERAGED       CAPITALIZATION--    CENTURY(R)                           TECHNOLOGY        DEVELOPING
        GROWTH--           ALLCAP--            CLASS O         VP VALUE--      CALVERT SOCIAL        GROWTH--         LEADERS--
    INITIAL CLASS(A)   CLASS O SHARES(A)        SHARES         CLASS II(C)        BALANCED        INITIAL SHARES    INITIAL SHARES
    -----------------------------------------------------------------------------------------------------------------------------
     $          --       $          --      $          --     $         --     $       6,702      $          --     $         380
                --                 (11)            (1,564)             (84)             (322)              (225)             (709)
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                --                 (11)            (1,564)             (84)            6,380               (225)             (329)
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                --                  97             31,783               26           298,456            265,718           207,098
               (16)                102             29,976               27           298,091            268,401           153,916
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                16                  (5)             1,807               (1)              365             (2,683)           53,182
                --                  --                 --               --                --                 --                --
                --                 886             46,395            8,203            14,825                215           (26,678)
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                16                 881             48,202            8,202            15,190             (2,468)           26,504
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
     $          16       $         870      $      46,638     $      8,118     $      21,570      $      (2,693)    $      26,175
     =============       =============      =============     =============    =============      =============     =============


     FIDELITY(R) VIP
     CONTRAFUND(R)--
      INITIAL CLASS
    ------------------------------------------------------------------------------------
      $       4,483
             (6,112)
      -------------
             (1,629)
      -------------
            205,972
            174,282
      -------------
             31,690
                 --
            248,467
      -------------
            280,157
      -------------
      $     278,528
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                             FIDELITY(R)                                         FIDELITY(R) VIP    FIDELITY(R)
                                             VIP EQUITY-     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT         VIP MID-
                                               INCOME--         GROWTH--         INDEX 500--      GRADE BOND--         CAP--
                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $      27,533     $         642     $       6,753     $      29,466    $          --
  Mortality and expense risk charges......        (13,768)           (2,063)           (6,877)           (5,128)          (4,309)
                                            -------------     -------------     -------------     -------------    -------------
      Net investment income (loss)........         13,765            (1,421)             (124)           24,338           (4,309)
                                            -------------     -------------     -------------     -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        395,053           431,560         1,813,546         2,265,701          648,736
  Cost of investments sold................        392,976           456,273         1,853,430         2,217,301          650,003
                                            -------------     -------------     -------------     -------------    -------------
      Net realized gain (loss) on
        investments.......................          2,077           (24,713)          (39,884)           48,400           (1,267)
  Realized gain distribution received.....          6,577                --                --            21,195               --
  Change in unrealized appreciation
    (depreciation) on investments.........        304,640           134,390           531,743           (11,971)         657,216
                                            -------------     -------------     -------------     -------------    -------------
      Net gain (loss) on investments......        313,294           109,677           491,859            57,624          655,949
                                            -------------     -------------     -------------     -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     327,059     $     108,256     $     491,735     $      81,962    $     651,640
                                            =============     =============     =============     =============    =============

                                                                              MORGAN STANLEY
                                                MFS(R)       MORGAN STANLEY    UIF EMERGING    MORGAN STANLEY     PIMCO LOW
                                              UTILITIES       UIF EMERGING       MARKETS       UIF U.S. REAL      DURATION--
                                               SERIES--      MARKETS DEBT--      EQUITY--         ESTATE--      ADMINISTRATIVE
                                            INITIAL CLASS      CLASS I(A)        CLASS I          CLASS I         SHARES(F)
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $       3,516    $       7,834    $         205    $      18,271    $         647
  Mortality and expense risk charges......           (301)             (23)            (426)          (2,642)             (83)
                                            -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)........          3,215            7,811             (221)          15,629              564
                                            -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        240,972          162,759          220,118          410,473              333
  Cost of investments sold................        212,342          172,677          216,321          381,875              334
                                            -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments.......................         28,630           (9,918)           3,797           28,598               (1)
  Realized gain distribution received.....             --            3,661               --           21,270              610
  Change in unrealized appreciation
    (depreciation) on investments.........        (19,528)              30           78,260          336,718           (1,162)
                                            -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments......          9,102           (6,227)          82,057          386,586             (553)
                                            -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $      12,317    $       1,584    $      81,836    $     402,215    $          11
                                            =============    =============    =============    =============    =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                           JANUS ASPEN       JANUS ASPEN
                        FIDELITY(R) VIP    JANUS ASPEN      SERIES MID          SERIES
                             VALUE           SERIES            CAP            WORLDWIDE        LORD ABBETT         MFS(R)
     FIDELITY(R) VIP     STRATEGIES--      BALANCED--        GROWTH--          GROWTH--       SERIES FUND--      INVESTORS
       OVERSEAS--           INITIAL       INSTITUTIONAL   INSTITUTIONAL     INSTITUTIONAL     MID-CAP VALUE    TRUST SERIES--
      INITIAL CLASS        CLASS(E)          SHARES         SHARES(A)           SHARES          PORTFOLIO      INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------------
      $         152      $          --    $     282,592   $          --     $       6,257     $     16,065     $         676
               (603)                (8)         (79,286)           (470)           (3,501)          (4,511)             (277)
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
               (451)                (8)         203,306            (470)            2,756           11,554               399
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
            198,004                 59          440,850         241,030            31,829           90,329             4,399
            203,765                 53          370,187         253,916            53,794           81,800             3,766
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             (5,761)                 6           70,663         (12,886)          (21,965)           8,529               633
                 --                 --               --              --                --           81,840                --
             88,783              3,009          671,802          94,790            51,288          695,782            11,314
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             83,022              3,015          742,465          81,904            29,323          786,151            11,947
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
      $      82,571      $       3,007    $     945,771   $      81,434     $      32,079     $    797,705     $      12,346
      =============      =============    =============   =============     =============     =============    =============


        MFS(R) NEW
        DISCOVERY
         SERIES--
     INITIAL CLASS(A)
    --------------------------------------------------------------------------------------------------------------------
      $          --
               (301)
      -------------
               (301)
      -------------
             11,296
             12,005
      -------------
               (709)
                 --
             39,907
      -------------
             39,198
      -------------
      $      38,897
      =============

                                                           SCUDDER VIT
                                                             EAFE(R)
       PIMCO REAL         PIMCO TOTAL                      EQUITY INDEX     SCUDDER VIT     T. ROWE PRICE
        RETURN--           RETURN--           ROYCE           FUND--         SMALL CAP        BLUE CHIP     T. ROWE PRICE
     ADMINISTRATIVE     ADMINISTRATIVE      MICRO-CAP        CLASS A        INDEX FUND--       GROWTH       EQUITY INCOME
        SHARES(F)          SHARES(C)      PORTFOLIO(F)      SHARES(E)      CLASS A SHARES   PORTFOLIO(D)      PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------
      $         269      $      16,921    $          --   $          --    $         399    $     23,890    $     57,818
                (41)            (2,018)             (44)             (1)            (991)         (2,623)         (9,396)
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
                228             14,903              (44)             (1)            (592)         21,267          48,422
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
                120             51,477              327               3          458,344          97,223         528,817
                120             50,330              352               3          477,571          95,728         502,416
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
                 --              1,147              (25)             --          (19,227)          1,495          26,401
              3,135             38,301            9,880              --               --              --         108,674
             (1,517)           (11,326)           2,990             143          168,426         345,717         427,083
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
              1,618             28,122           12,845             143          149,199         347,212         562,158
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
      $       1,846      $      43,025    $      12,801   $         142    $     148,607    $    368,479    $    610,580
      =============      =============    =============   =============    =============    =============   =============


      T. ROWE PRICE
      INTERNATIONAL
          STOCK
      PORTFOLIO(B)
    ---------------------------------------------------------------------------------------------------------------------   --------
-------
      $       3,787
               (328)
      -------------
              3,459
      -------------
              3,227
              3,211
      -------------
                 16
                 --
             34,636
      -------------
             34,652
      -------------
      $      38,111
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                              T. ROWE PRICE
                                                             T. ROWE PRICE       PERSONAL         VAN ECK
                                            T. ROWE PRICE     NEW AMERICA        STRATEGY        WORLDWIDE
                                             LIMITED-TERM        GROWTH          BALANCED         ABSOLUTE
                                            BOND PORTFOLIO    PORTFOLIO(F)     PORTFOLIO(B)      RETURN(A)
                                            -----------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $       5,727    $           1    $      13,637    $          --
  Mortality and expense risk charges......           (434)              (1)          (1,531)              (9)
                                            -------------    -------------    -------------    -------------
      Net investment income (loss)........          5,293               --           12,106               (9)
                                            -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......         10,441               29          492,564               97
  Cost of investments sold................         10,473               29          497,098               98
                                            -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments.......................            (32)              --           (4,534)              (1)
  Realized gain distribution received.....             --               --            7,983               --
  Change in unrealized appreciation
    (depreciation) on investments.........         (3,862)             364          142,798              (20)
                                            -------------    -------------    -------------    -------------
      Net gain (loss) on investments......         (3,894)             364          146,247              (21)
                                            -------------    -------------    -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $       1,399    $         364    $     158,353    $         (30)
                                            =============    =============    =============    =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004 and the year ended December 31, 2003

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                    BOND--                CAPITAL APPRECIATION--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    152,789   $    135,803   $   (110,222)  $    (89,823)
    Net realized gain (loss) on investments.............        15,354         12,642    (12,788,142)      (546,602)
    Realized gain distribution received.................        55,836         97,348             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (58,215)      (100,260)    12,149,736      5,113,167
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       165,764        145,533       (748,628)     4,476,742
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       676,074        632,778        179,045        235,823
    Cost of insurance...................................      (144,716)      (129,801)      (395,160)      (514,720)
    Policyowners' surrenders............................            --             --         (2,025)       (14,435)
    Net transfers from (to) Fixed Account...............        50,993            111          1,234             --
    Transfers between Investment Divisions..............     1,420,778             --    (11,641,842)            --
    Policyowners' death benefits........................            --        (11,726)      (113,351)       (31,025)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     2,003,129        491,362    (11,972,099)      (324,357)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (287)          (183)         1,421         (5,756)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,168,606        636,712    (12,719,306)     4,146,629
NET ASSETS:
    Beginning of year...................................     3,967,095      3,330,383     21,393,425     17,246,796
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  6,135,701   $  3,967,095   $  8,674,119   $ 21,393,425
                                                          ============   ============   ============   ============


                                                                  MAINSTAY VP
                                                                  HIGH YIELD                    MAINSTAY VP
                                                               CORPORATE BOND--           INTERNATIONAL EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    264,599   $    196,285   $    290,493   $    163,711
    Net realized gain (loss) on investments.............        25,315         (8,169)         1,717       (110,996)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       160,323        672,367      6,570,463      3,640,343
                                                          ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
          from operations...............................       450,237        860,483      6,862,673      3,693,058
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       799,643        525,802      2,328,805        203,990
    Cost of insurance...................................      (124,091)      (108,413)      (612,325)      (386,319)
    Policyowners' surrenders............................       (32,776)       (77,843)        (4,383)       (20,992)
    Net transfers from (to) Fixed Account...............        76,773         (1,558)        30,032            613
    Transfers between Investment Divisions..............       (59,049)            --     28,897,685        164,964
    Policyowners' death benefits........................            --        (10,976)       (85,191)       (22,912)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       660,500        327,012     30,554,623        (60,656)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (713)        (1,295)        (6,952)        (5,277)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,110,024      1,186,200     37,410,344      3,627,125
NET ASSETS:
    Beginning of year...................................     3,255,663      2,069,463     16,395,693     12,768,568
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  4,365,687   $  3,255,663   $ 53,806,037   $ 16,395,693
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $     94,181   $     20,659   $    913,341   $    102,259   $      3,809   $      3,569   $     35,223   $     33,041
           2,906           (118)    (9,577,927)      (612,408)         1,213             54            285          2,897
              --             --             --             --             --             --             --             --
             144           (144)    18,160,246      6,962,857          7,552          3,774        (12,277)       (26,204)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          97,231         20,397      9,495,660      6,452,708         12,574          7,397         23,231          9,734
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,753,344      1,261,989      1,143,542      1,203,930         60,307          5,481        210,905        145,637
        (146,258)      (122,944)      (786,299)      (776,780)        (3,070)          (402)       (30,431)       (30,409)
        (726,942)            --             --        (44,838)            --             --             --             --
     298,939,665      5,616,610          7,384          1,427            866             74        (14,459)        21,596
    (302,042,021)    (2,519,794)    46,687,666             --        (20,213)       164,964         (5,906)            --
              --             --       (147,257)       (39,705)            --             --             --         (2,813)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,777,788      4,235,861     46,905,036        344,034         37,890        170,117        160,109        134,011
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (96)           (16)        (2,679)        (8,355)            (5)            (1)           (40)            (5)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,874,923      4,256,242     56,398,017      6,788,387         50,459        177,513        183,300        143,740
       8,527,483      4,271,241     31,181,333     24,392,946        178,626          1,113        820,511        676,771
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 15,402,406   $  8,527,483   $ 87,579,350   $ 31,181,333   $    229,085   $    178,626   $  1,003,811   $    820,511
    ============   ============   ============   ============   ============   ============   ============   ============


                                   MAINSTAY VP     MAINSTAY VP                                   MAINSTAY VP
            MAINSTAY VP              MID CAP         MID CAP              MAINSTAY VP             SMALL CAP
          MID CAP CORE--            GROWTH--         VALUE--            S&P 500 INDEX--           GROWTH--
           INITIAL CLASS          INITIAL CLASS   INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
    ---------------------------   -------------   -------------   ---------------------------   -------------
        2004           2003          2004(B)         2004(D)          2004           2003          2004(B)
    ---------------------------------------------------------------------------------------------------------
    $    121,319   $         94   $        (20)   $    365,443    $  1,107,254   $    536,396   $         (6)
          19,453             63             11           5,874      (1,013,354)    (1,259,866)            (4)
         728,829             --             --         470,229              --             --             --
       4,943,357          8,625          8,061       5,630,421      10,169,524     20,982,488            450
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
       5,812,958          8,782          8,052       6,471,967      10,263,424     20,259,018            440
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
          29,153         21,494         90,885              --       2,706,684      1,303,197            917
         (67,684)          (921)          (389)       (103,276)     (2,467,862)    (2,200,223)           (69)
          (2,328)            --             --              --         (43,348)       (33,558)            --
           1,862             --         44,973          10,999         (90,146)         1,023          4,803
      32,230,129             --             --      48,302,687      28,346,643        164,964             --
              --             --             --              --        (491,671)      (132,281)            --
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
      32,191,132         20,573        135,469      48,210,410      27,960,300       (896,878)         5,651
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
          (2,022)            (4)            --          (2,244)         (8,509)       (26,319)            --
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
      38,002,068         29,351        143,521      54,680,133      38,215,215     19,335,821          6,091
          45,392         16,041             --              --      93,423,314     74,087,493             --
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
    $ 38,047,460   $     45,392   $    143,521    $ 54,680,133    $131,638,529   $ 93,423,314   $      6,091
    ============   ============   ============    ============    ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004 and the year ended December 31, 2003


                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                TOTAL RETURN--                    VALUE--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     13,755   $     13,991   $  1,270,130   $        697
    Net realized gain (loss) on investments.............      (132,742)       (23,833)        22,728            137
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       177,796        216,859     10,379,156         12,124
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        58,809        207,017     11,672,014         12,958
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       279,647        288,890         14,005         10,092
    Cost of insurance...................................       (32,908)       (36,206)      (287,257)        (2,914)
    Policyowners' surrenders............................            --             --             --             --
    Net transfers from (to) Fixed Account...............            --             --             51             --
    Transfers between Investment Divisions..............      (201,106)            --    118,619,011             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        45,633        252,684    118,345,810          7,178
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (67)          (263)        (3,019)            (5)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       104,375        459,438    130,014,805         20,131
NET ASSETS:
    Beginning of year...................................     1,256,268        796,830         61,236         41,105
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  1,360,643   $  1,256,268   $130,076,041   $     61,236
                                                          ============   ============   ============   ============

                                                                                             AMERICAN
                                                                ALGER AMERICAN             CENTURY(R) VP
                                                            SMALL CAPITALIZATION--            VALUE--
                                                                CLASS O SHARES               CLASS II
                                                          ---------------------------   -------------------
                                                              2004           2003             2004(D)
                                                          -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,564)  $     (1,075)     $        (84)
    Net realized gain (loss) on investments.............         1,807        (12,098)               (1)
    Realized gain distribution received.................            --             --                --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        46,395         73,680             8,203
                                                          ------------   ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        46,638         60,507             8,118
                                                          ------------   ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        76,963         64,614                --
    Cost of insurance...................................        (4,912)        (5,600)             (938)
    Policyowners' surrenders............................       (24,433)       (10,882)               --
    Net transfers from (to) Fixed Account...............        10,046           (994)               --
    Transfers between Investment Divisions..............        28,691         65,417           104,999
    Policyowners' death benefits........................            --             --                --
                                                          ------------   ------------      ------------
      Net contributions and (withdrawals)...............        86,355        112,555           104,061
                                                          ------------   ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (48)           (72)               (2)
                                                          ------------   ------------      ------------
        Increase (decrease) in net assets...............       132,945        172,990           112,177
NET ASSETS:
    Beginning of year...................................       270,987         97,997                --
                                                          ------------   ------------      ------------
    End of year.........................................  $    403,932   $    270,987      $    112,177
                                                          ============   ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                        MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   EAGLE ASSET            LORD ABBETT    ALGER AMERICAN
         AMERICAN CENTURY                DREYFUS LARGE                  MANAGEMENT             DEVELOPING       LEVERAGED
        INCOME AND GROWTH--             COMPANY VALUE--               GROWTH EQUITY--           GROWTH--         ALLCAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS          INITIAL CLASS   CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   -------------   --------------
        2004           2003           2004           2003           2004           2003          2004(B)         2004(B)
    ------------------------------------------------------------------------------------------------------------------------
    $        816   $         43   $      1,542   $        516   $     (1,367)  $     (1,222)  $         --     $        (11)
              32            (10)           134         (4,790)       (11,409)       (13,856)            16               (5)
              --             --             --             --             --             --             --               --
           5,158            682         42,210         86,767         (4,861)        94,934             --              886
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
           6,006            715         43,886         82,493        (17,637)        79,856             16              870
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
              --          1,305         47,700         43,759         98,096        101,239             --              438
            (578)           (74)       (23,020)       (20,954)       (16,419)       (16,954)            --              (98)
              --             --        (13,117)            --        (23,688)            --             --               --
          43,830             --         18,396             --         10,717             --          2,187           11,332
              --             --             --             --       (144,829)            --         (2,203)              --
              --             --             --             --             --             --             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
          43,252          1,231         29,959         22,805        (76,123)        84,285            (16)          11,672
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
              --             --            (30)          (102)            19            (78)            --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
          49,258          1,946         73,815        105,196        (93,741)       164,063             --           12,542
           4,003          2,057        389,387        284,191        410,097        246,034             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
    $     53,261   $      4,003   $    463,202   $    389,387   $    316,356   $    410,097   $         --     $     12,542
    ============   ============   ============   ============   ============   ============   ============     ============

                                          DREYFUS IP                     DREYFUS VIF                  FIDELITY(R) VIP
              CALVERT                 TECHNOLOGY GROWTH--           DEVELOPING LEADERS--              CONTRAFUND(R)--
          SOCIAL BALANCED               INITIAL SHARES                 INITIAL SHARES                  INITIAL CLASS
    ---------------------------   ---------------------------   -----------------------------   ---------------------------
        2004           2003           2004         2003(A)          2004            2003            2004           2003
    -----------------------------------------------------------------------------------------------------------------------
    $      6,380   $        325   $       (225)  $         --   $      (329)    $       (269)   $     (1,629)  $     (1,022)
             365           (231)        (2,683)            --        53,182              808          31,690        (10,369)
              --             --             --             --            --               --              --             --
          14,825          4,220            215             (3)      (26,678)          42,257         248,467        212,453
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
          21,570          4,314         (2,693)            (3)       26,175           42,796         278,528        201,062
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         339,788         12,547          4,703            969       155,905           50,590         603,934        177,654
          (5,646)        (3,057)        (2,031)            --        (7,004)          (4,972)        (48,621)       (30,125)
         (21,315)       (10,711)            --             --        (2,200)              --         (41,926)        (6,981)
          62,550           (924)        11,606             --        (3,609)          75,588          59,912           (678)
         (15,065)            --        120,025             --      (167,209)              --         453,390        457,096
              --             --             --             --            --               --              --             --
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         360,312         (2,145)       134,303            969       (24,117)         121,206       1,026,689        596,966
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
              (2)            (5)            --             --           (10)             (16)           (150)          (169)
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         381,880          2,164        131,610            966         2,048          163,986       1,305,067        797,859
          27,438         25,274            966             --       198,030           34,044       1,250,370        452,511
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
    $    409,318   $     27,438   $    132,576   $        966   $   200,078     $    198,030    $  2,555,437   $  1,250,370
    ============   ============   ============   ============   ============    ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004 and the year ended December 31, 2003

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                EQUITY-INCOME--                  GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     13,765   $      9,975   $     (1,421)  $       (113)
    Net realized gain (loss) on investments.............         2,077        (11,142)       (24,713)          (205)
    Realized gain distribution received.................         6,577             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       304,640        376,339        134,390         24,484
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       327,059        375,172        108,256         24,166
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,125,683        274,097      1,009,524         13,919
    Cost of insurance...................................       (67,313)       (52,134)       (16,111)        (1,435)
    Policyowners' surrenders............................       (23,835)       (25,276)            --             --
    Net transfers from (to) Fixed Account...............       737,638           (769)       592,390         37,794
    Transfers between Investment Divisions..............         2,615             --          3,107        118,945
    Policyowners' death benefits........................            --         (5,076)            --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     1,774,788        190,842      1,588,910        169,223
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (141)          (464)             1             (8)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,101,706        565,550      1,697,167        193,381
NET ASSETS:
    Beginning of year...................................     1,556,281        990,731        208,355         14,974
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  3,657,987   $  1,556,281   $  1,905,522   $    208,355
                                                          ============   ============   ============   ============

                                                                                                         JANUS ASPEN
                                                                                                           SERIES
                                                           FIDELITY(R)            JANUS ASPEN              MID CAP
                                                            VIP VALUE               SERIES                GROWTH--
                                                          STRATEGIES--            BALANCED--            INSTITUTIONAL
                                                          INITIAL CLASS      INSTITUTIONAL SHARES          SHARES
                                                          -------------   ---------------------------   -------------
                                                             2004(F)          2004           2003          2004(B)
                                                          -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $         (8)   $    203,306   $    162,769   $       (470)
    Net realized gain (loss) on investments.............             6          70,663         35,295        (12,886)
    Realized gain distribution received.................            --              --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         3,009         671,802      1,131,335         94,790
                                                          ------------    ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         3,007         945,771      1,329,399         81,434
                                                          ------------    ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            --         695,783        704,300        382,722
    Cost of insurance...................................           (51)       (341,843)      (312,850)        (5,140)
    Policyowners' surrenders............................            --         (28,074)       (17,322)            --
    Net transfers from (to) Fixed Account...............        23,884         633,761           (308)       157,821
    Transfers between Investment Divisions..............            --         200,813             --         21,498
    Policyowners' death benefits........................            --              --         (6,472)            --
                                                          ------------    ------------   ------------   ------------
      Net contributions and (withdrawals)...............        23,833       1,160,440        367,348        556,901
                                                          ------------    ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --          (1,033)        (1,630)            --
                                                          ------------    ------------   ------------   ------------
        Increase (decrease) in net assets...............        26,840       2,105,178      1,695,117        638,335
NET ASSETS:
    Beginning of year...................................            --      11,260,810      9,565,693             --
                                                          ------------    ------------   ------------   ------------
    End of year.........................................  $     26,840    $ 13,365,988   $ 11,260,810   $    638,335
                                                          ============    ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                        FIDELITY(R) VIP
          FIDELITY(R) VIP                 INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--                  GRADE BOND--                    MID-CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $       (124)  $        349   $     24,338   $      8,329   $     (4,309)  $       (225)  $       (451)  $          8
         (39,884)           132         48,400            405         (1,267)           (52)        (5,761)           124
              --             --         21,195          3,273             --             --             --             --
         531,743         58,831        (11,971)         6,564        657,216         56,102         88,783          1,951
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         491,735         59,312         81,962         18,571        651,640         55,825         82,571          2,083
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,737,942         60,945        403,714        268,699      2,073,654         10,408        370,245          5,837
         (60,805)        (7,311)       (23,733)       (22,177)       (35,204)        (3,032)        (5,275)          (316)
          (1,494)            --        (12,622)       (13,495)       (10,794)            --             --             --
       2,732,857         97,184        (54,465)        59,390      1,569,137         64,789        264,058             --
          73,261        130,834         29,497         65,417        288,613        130,834        (16,633)            --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,481,761        281,652        342,391        357,834      3,885,406        202,999        612,395          5,521
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (14)           (24)           (17)            (8)           (41)           (22)            (1)            (1)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,973,482        340,940        424,336        376,397      4,537,005        258,802        694,965          7,603
         394,234         53,294        615,856        239,459        276,419         17,617          9,698          2,095
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  6,367,716   $    394,234   $  1,040,192   $    615,856   $  4,813,424   $    276,419   $    704,663   $      9,698
    ============   ============   ============   ============   ============   ============   ============   ============


            JANUS ASPEN                                                   MFS(R)                 MFS(R)
              SERIES                      LORD ABBETT                    INVESTORS            NEW DISCOVERY
        WORLDWIDE GROWTH--               MID-CAP VALUE                TRUST SERIES--            SERIES--
       INSTITUTIONAL SHARES                PORTFOLIO                   INITIAL CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2004           2003           2004           2003           2004           2003          2004(B)
    -------------------------------------------------------------------------------------------------------
    $      2,756   $      1,829   $     11,554   $      1,326   $        399   $        171   $       (301)
         (21,965)       (42,412)         8,529            201            633             47           (709)
              --             --         81,840          3,307             --             --             --
          51,288        129,245        695,782         31,171         11,314         13,434         39,907
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          32,079         88,662        797,705         36,005         12,346         13,652         38,897
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         183,330        130,738      3,848,921         10,408         52,041         52,039        120,009
         (22,180)       (20,539)       (53,110)        (2,667)        (4,128)        (3,628)        (1,100)
          (4,782)       (16,957)            --             --             --             --             --
          58,628         22,197        601,673             --             --             --        155,463
              --             --        499,603        291,942             --             --          1,987
              --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         214,996        115,439      4,897,087        299,683         47,913         48,411        276,359
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (52)          (113)           (53)           (12)            (4)            (6)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         247,023        203,988      5,694,739        335,676         60,255         62,057        315,256
         467,558        263,570        345,167          9,491        108,664         46,607             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    714,581   $    467,558   $  6,039,906   $    345,167   $    168,919   $    108,664   $    315,256
    ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004 and the year ended December 31, 2003

                                                                    MFS(R)              MORGAN STANLEY UIF
                                                              UTILITIES SERIES--         EMERGING MARKETS
                                                                 INITIAL CLASS            DEBT--CLASS I
                                                          ---------------------------   ------------------
                                                              2004           2003            2004(B)
                                                          ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      3,215   $      3,991      $      7,811
    Net realized gain (loss) on investments.............        28,630           (531)           (9,918)
    Realized gain distribution received.................            --             --             3,661
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (19,528)        55,934                30
                                                          ------------   ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        12,317         59,394             1,584
                                                          ------------   ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         3,978             --            57,061
    Cost of insurance...................................        (3,132)        (4,436)           (1,307)
    Policyowners' surrenders............................            --             --                --
    Net transfers from (to) Fixed Account...............            --             --            50,741
    Transfers between Investment Divisions..............      (237,385)            --          (107,646)
    Policyowners' death benefits........................            --             --                --
                                                          ------------   ------------      ------------
      Net contributions and (withdrawals)...............      (236,539)        (4,436)           (1,151)
                                                          ------------   ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (11)           (28)               --
                                                          ------------   ------------      ------------
        Increase (decrease) in net assets...............      (224,233)        54,930               433
NET ASSETS:
    Beginning of year...................................       224,233        169,303                --
                                                          ------------   ------------      ------------
    End of year.........................................  $         --   $    224,233      $        433
                                                          ============   ============      ============

                                                           SCUDDER VIT
                                                             EAFE(R)                                     T. ROWE PRICE
                                                           EQUITY INDEX            SCUDDER VIT             BLUE CHIP
                                                              FUND--         SMALL CAP INDEX FUND--         GROWTH
                                                          CLASS A SHARES         CLASS A SHARES            PORTFOLIO
                                                          --------------   ---------------------------   -------------
                                                             2004(F)           2004         2003(A)         2004(E)
                                                          ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $         (1)   $       (592)  $         --   $     21,267
    Net realized gain (loss) on investments.............             --         (19,227)            --          1,495
    Realized gain distribution received.................             --              --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................            143         168,426             25        345,717
                                                           ------------    ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................            142         148,607             25        368,479
                                                           ------------    ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................             --         989,656            969      4,115,558
    Cost of insurance...................................             (2)         (9,338)            --        (47,202)
    Policyowners' surrenders............................             --              --             --             --
    Net transfers from (to) Fixed Account...............          1,278         280,402             --        149,860
    Transfers between Investment Divisions..............             --       4,485,627             --        115,051
    Policyowners' death benefits........................             --              --             --             --
                                                           ------------    ------------   ------------   ------------
      Net contributions and (withdrawals)...............          1,276       5,746,347            969      4,333,267
                                                           ------------    ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             --              (3)            --             (5)
                                                           ------------    ------------   ------------   ------------
        Increase (decrease) in net assets...............          1,418       5,894,951            994      4,701,741
NET ASSETS:
    Beginning of year...................................             --             994             --             --
                                                           ------------    ------------   ------------   ------------
    End of year.........................................   $      1,418    $  5,895,945   $        994   $  4,701,741
                                                           ============    ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

          MORGAN STANLEY                                          PIMCO LOW        PIMCO REAL      PIMCO TOTAL
                UIF                   MORGAN STANLEY UIF          DURATION--        RETURN--         RETURN--         ROYCE
         EMERGING MARKETS             U.S. REAL ESTATE--        ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE    MICRO-CAP
          EQUITY--CLASS I                   CLASS I                 SHARES           SHARES           SHARES        PORTFOLIO
    ---------------------------   ---------------------------   --------------   --------------   --------------   ------------
        2004           2003           2004           2003          2004(G)          2004(G)          2004(D)         2004(G)
    ---------------------------------------------------------------------------------------------------------------------------
    $       (221)  $       (158)  $     15,629   $       (998)   $        564     $        228     $     14,903    $        (44)
           3,797            386         28,598           (133)             (1)              --            1,147             (25)
              --             --         21,270             --             610            3,135           38,301           9,880
          78,260          9,331        336,718        130,922          (1,162)          (1,517)         (11,326)          2,990
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
          81,836          9,559        402,215        129,791              11            1,846           43,025          12,801
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
         292,089          7,827        595,111         46,046              --               --        2,469,632         181,770
          (5,164)        (2,230)       (18,941)       (10,011)           (646)            (232)         (24,841)           (426)
          (8,493)        (3,513)        (2,721)            --              --               --               --              --
          13,279           (335)       118,919             --              --               --          539,259              --
         105,645             --          7,817        271,280         201,160          100,580               --         100,580
              --             --             --             --              --               --               --              --
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
         397,356          1,749        700,185        307,315         200,514          100,348        2,984,050         281,924
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
             (10)           (13)           (83)           (48)             --               --               --              (1)
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
         479,182         11,295      1,102,317        437,058         200,525          102,194        3,027,075         294,724
          30,880         19,585        658,173        221,115              --               --               --              --
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
    $    510,062   $     30,880   $  1,760,490   $    658,173    $    200,525     $    102,194     $  3,027,075    $    294,724
    ============   ============   ============   ============    ============     ============     ============    ============

                                                                                                T. ROWE PRICE
                                  T. ROWE PRICE                                 T. ROWE PRICE     PERSONAL
           T. ROWE PRICE          INTERNATIONAL          T. ROWE PRICE           NEW AMERICA      STRATEGY          VAN ECK
           EQUITY INCOME              STOCK            LIMITED-TERM BOND           GROWTH         BALANCED         WORLDWIDE
             PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO       PORTFOLIO     ABSOLUTE RETURN
    ---------------------------   -------------   ---------------------------   -------------   -------------   ---------------
        2004           2003          2004(C)          2004           2003          2004(G)         2004(C)          2004(B)
    ---------------------------------------------------------------------------------------------------------------------------
    $     48,422   $     20,079   $      3,459    $      5,293   $      2,317   $         --    $     12,106     $         (9)
          26,401        (13,245)            16             (32)            32             --          (4,534)              (1)
         108,674             --             --              --            244             --           7,983               --
         427,083        321,824         34,636          (3,862)          (764)           364         142,798              (20)
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
         610,580        328,658         38,111           1,399          1,829            364         158,353              (30)
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
       3,393,656        305,157         18,978          79,483         35,235         45,879       1,919,381              217
        (106,069)       (63,610)        (3,890)         (2,602)        (1,986)            --         (18,109)             (99)
         (17,542)       (52,914)            --          (3,719)            --             --              --               --
         304,529         93,284        175,216          20,319             --          2,468          25,277            7,088
         (63,144)       427,720        138,837          34,444         65,418             --       3,099,609            2,203
              --             --             --              --             --             --              --               --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
       3,511,430        709,637        329,141         127,925         98,667         48,347       5,026,158            9,409
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
            (134)          (200)            (5)             (1)            --             --              --               --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
       4,121,876      1,038,095        367,247         129,323        100,496         48,711       5,184,511            9,379
       1,954,061        915,966             --         133,899         33,403             --              --               --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
    $  6,075,937   $  1,954,061   $    367,247    $    263,222   $    133,899   $     48,711    $  5,184,511     $      9,379
    ============   ============   ============    ============   ============   ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies") and CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., Scudder VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP S&P 500 Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP International Equity, Mainstay VP Total Return, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) Equity-Income -- Initial Class, Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series Worldwide Growth -- Institutional Shares, Morgan Stanley UIF Emerging Markets Equity -- Class I, and T. Rowe Price Equity Income Portfolio.

The following Investment Divisions are available to CESVUL2, CESVUL3 and CESVUL4 policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP International Equity, Mainstay VP Mid Cap Core, Mainstay VP Mid Cap Growth, Mainstay VP S&P 500 Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Small Cap Growth, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Alger American Leveraged AllCap -- Class O Shares, Alger American Small Capitalization -- Class O Shares, American Century(R) VP Value -- Class II, Calvert Social Balanced, Dreyfus IP Technology Growth -- Initial Shares, Dreyfus VIF Developing
Leaders -- Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) VIP
Equity-Income -- Initial Class, Fidelity(R) VIP Growth -- Initial Class, Fidelity(R) VIP Index 500 -- Initial Class, Fidelity(R) VIP Investment Grade Bond -- Initial Class, Fidelity(R) VIP Mid-Cap -- Initial Class, Fidelity(R) VIP Overseas -- Initial Class, Fidelity(R) VIP Value Strategies -- Initial Class, Janus Aspen Series Mid Cap Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series
Balanced -- Institutional Shares, Janus Aspen Series Worldwide
Growth -- Institutional Shares, Lazard Retirement International Equity, Lord Abbett Mid-Cap Value Portfolio, MFS(R) Investors Trust Series -- Initial Class, MFS(R) New Discovery Series -- Initial Class, MFS(R) Utilities Series -- Initial Class, Morgan Stanley UIF Emerging Markets Debt -- Class I, Morgan Stanley UIF Emerging Markets Equity -- Class I, Morgan Stanley UIF U.S. Real Estate -- Class I, Pimco All Asset -- Administrative Shares, Pimco Low Duration -- Administrative Shares, Pimco Real Return -- Administrative Shares, Pimco Total Return -- Administrative Shares, Royce Micro-Cap Portfolio, Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares, Scudder VIT Small Cap Index Fund -- Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price New America Growth Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price International Stock Portfolio and Van Eck Worldwide Absolute Return.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: Lazard Retirement International Equity and Pimco All Asset -- Administrative Shares.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investment of CSVUL Separate Account -- I are as follows:

                                         MAINSTAY VP                       MAINSTAY VP
                        MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP      MAINSTAY VP
                           BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--     GOVERNMENT--
                       INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                       ---------------------------------------------------------------------------------------------------
Number of shares.....         462              403           15,404            4,271               20               95
Identified cost......     $ 6,162          $ 8,772          $15,404          $79,467          $   218          $ 1,006

                        MAINSTAY VP
                         HIGH YIELD    MAINSTAY VP
                         CORPORATE    INTERNATIONAL
                           BOND--       EQUITY--
                       INITIAL CLASS  INITIAL CLASS
                       ----------------------------
Number of shares.....         442          3,819
Identified cost......     $ 3,791        $47,567

                           ALGER             ALGER
                          AMERICAN          AMERICAN
                         LEVERAGED           SMALL            AMERICAN                         DREYFUS IP      DREYFUS VIF
                          ALLCAP--      CAPITALIZATION--   CENTURY(R) VP                       TECHNOLOGY       DEVELOPING
                          CLASS O           CLASS O           VALUE--       CALVERT SOCIAL      GROWTH--        LEADERS--
                           SHARES            SHARES           CLASS II         BALANCED      INITIAL SHARES   INITIAL SHARES
                       -----------------------------------------------------------------------------------------------------
Number of shares.....          --                20                13              219               15                5
Identified cost......     $    12           $   320           $   104          $   392          $   132          $   187


                                       FIDELITY(R) VIP
                       FIDELITY(R) VIP     EQUITY-
                       CONTRAFUND(R)--    INCOME--
                        INITIAL CLASS   INITIAL CLASS
                       -------------------------------
Number of shares.....           96             144
Identified cost......      $ 2,182         $ 3,219

                                                               MORGAN           MORGAN
                                                            STANLEY UIF      STANLEY UIF         MORGAN
                         MFS(R) NEW                           EMERGING         EMERGING       STANLEY UIF       PIMCO LOW
                         DISCOVERY      MFS(R) UTILITIES      MARKETS          MARKETS         U.S. REAL        DURATION--
                          SERIES--          SERIES--           DEBT--          EQUITY--         ESTATE--      ADMINISTRATIVE
                       INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I          CLASS I           SHARES
                       -----------------------------------------------------------------------------------------------------
Number of shares.....          21                 --               --               46               86               19
Identified cost......     $   275            $    --          $    --          $   423          $ 1,325          $   202


                         PIMCO REAL    PIMCO TOTAL
                          RETURN--        RETURN
                       ADMINISTRATIVE ADMINISTRATIVE
                           SHARES         SHARES
                       -----------------------------
Number of shares.....           8            288
Identified cost......     $   104        $ 3,038

  Investment activity for the year ended December 31, 2004, was as follows:

                                         MAINSTAY VP                       MAINSTAY VP
                        MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP      MAINSTAY VP
                           BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--     GOVERNMENT--
                       INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                       ---------------------------------------------------------------------------------------------------
Purchases............     $ 2,520          $ 7,620          $324,323         $77,423          $    66          $   299
Proceeds from sales..         307           19,737           317,453          29,604               24              103

                        MAINSTAY VP
                         HIGH YIELD    MAINSTAY VP
                         CORPORATE    INTERNATIONAL
                           BOND--       EQUITY--
                       INITIAL CLASS  INITIAL CLASS
                       ----------------------------
Purchases............     $ 1,398        $32,495
Proceeds from sales..         473          1,600

                           ALGER             ALGER
                          AMERICAN          AMERICAN
                         LEVERAGED           SMALL            AMERICAN                         DREYFUS IP      DREYFUS VIF
                          ALLCAP--      CAPITALIZATION--   CENTURY(R) VP                       TECHNOLOGY       DEVELOPING
                          CLASS O           CLASS O           VALUE--       CALVERT SOCIAL      GROWTH--        LEADERS--
                           SHARES            SHARES           CLASS II         BALANCED      INITIAL SHARES   INITIAL SHARES
                       -----------------------------------------------------------------------------------------------------
Purchases............     $    12           $   117           $   104          $   665          $   400          $   183
Proceeds from sales..          --                32                --              298              266              207


                                       FIDELITY(R) VIP
                       FIDELITY(R) VIP     EQUITY-
                       CONTRAFUND(R)--    INCOME--
                        INITIAL CLASS   INITIAL CLASS
                       -------------------------------
Purchases............      $ 1,231         $ 2,191
Proceeds from sales..          206             395

                                                               MORGAN           MORGAN
                                                            STANLEY UIF      STANLEY UIF         MORGAN
                         MFS(R) NEW                           EMERGING         EMERGING       STANLEY UIF       PIMCO LOW
                         DISCOVERY      MFS(R) UTILITIES      MARKETS          MARKETS          U.S REAL        DURATION--
                          SERIES--          SERIES--           DEBT--          EQUITY--         ESTATE--      ADMINISTRATIVE
                       INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I          CLASS I           SHARES
                       -----------------------------------------------------------------------------------------------------
Purchases............     $   287            $     7          $   173          $   617          $ 1,148          $   202
Proceeds from sales..          11                241              163              220              410               --


                         PIMCO REAL    PIMCO TOTAL
                          RETURN--        RETURN
                       ADMINISTRATIVE ADMINISTRATIVE
                           SHARES         SHARES
                       -----------------------------
Purchases............     $   104        $ 3,089
Proceeds from sales..          --             51

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                                     MAINSTAY VP
                                                                                                                      AMERICAN
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                       CENTURY
       MID CAP         MID-CAP         MID-CAP         S&P 500        SMALL-CAP         TOTAL        MAINSTAY VP     INCOME AND
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--        GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
         2,901              12           4,444            5,407              1              82            7,905              5
       $33,118         $   135         $49,083         $142,241        $     6         $ 1,300         $119,768        $    48

      MAINSTAY VP     MAINSTAY VP
        DREYFUS       EAGLE ASSET   MAINSTAY VP
         LARGE        MANAGEMENT    LORD ABBETT
        COMPANY         GROWTH      DEVELOPING
        VALUE--        EQUITY--      GROWTH--
     INITIAL CLASS   INITIAL CLASS INITIAL CLASS
     -------------------------------------------
             41              29            --
        $   428         $   389       $    --

                                        FIDELITY(R) VIP                                                          JANUS ASPEN
                                          INVESTMENT                                          FIDELITY(R) VIP      SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE         BALANCED--
       GROWTH--         INDEX 500--         BOND--           MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       SHARES
    -------------------------------------------------------------------------------------------------------------------------
             60                46                79               160                40                 2              549
        $ 1,749           $ 5,781           $ 1,041           $ 4,101           $   614           $    24          $12,593

      JANUS ASPEN     JANUS ASPEN
        SERIES          SERIES        LORD ABBETT
        MID CAP        WORLDWIDE     SERIES FUND--     MFS(R)
       GROWTH--        GROWTH--         MID-CAP      INVESTORS
     INSTITUTIONAL   INSTITUTIONAL       VALUE     TRUST SERIES--
        SHARES          SHARES         PORTFOLIO   INITIAL CLASS
     ------------------------------------------------------------
             25              27             291             9
        $   544         $   709         $ 5,314       $   147

                  SCUDDER VIT
                    EAFE(R)      SCUDDER VIT
                  EQUITY INDEX    SMALL CAP     T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
       ROYCE         FUND--      INDEX FUND--     BLUE CHIP        EQUITY       INTERNATIONAL   LIMITED-TERM     NEW AMERICA
     MICRO-CAP      CLASS A        CLASS A         GROWTH          INCOME           STOCK           BOND           GROWTH
     PORTFOLIO       SHARES         SHARES        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
    -------------------------------------------------------------------------------------------------------------------------
           26            --            411             517             272              27              53               3
      $   292       $     1        $ 5,728         $ 4,356         $ 5,474         $   333         $   268         $    48


     T. ROWE PRICE
       PERSONAL        VAN ECK
       STRATEGY       WORLDWIDE
       BALANCED       ABSOLUTE
       PORTFOLIO       RETURN
     ---------------------------
            292              1
        $ 5,042        $     9

                                                                                                                     MAINSTAY VP
                                                                                                                      AMERICAN
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                       CENTURY
       MID CAP         MID-CAP         MID-CAP         S&P 500        SMALL-CAP         TOTAL        MAINSTAY VP     INCOME AND
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--        GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
       $33,219         $   136         $49,192         $33,876         $     6         $   419         $120,015        $    45
           158              --             114           4,782              --             360              319              1

      MAINSTAY VP     MAINSTAY VP
        DREYFUS       EAGLE ASSET   MAINSTAY VP
         LARGE        MANAGEMENT    LORD ABBETT
        COMPANY         GROWTH      DEVELOPING
        VALUE--        EQUITY--      GROWTH--
     INITIAL CLASS   INITIAL CLASS INITIAL CLASS
     -------------------------------------------
        $    71         $   118       $    --
             39             195            --

                                        FIDELITY(R) VIP                                                          JANUS ASPEN
                                          INVESTMENT                                          FIDELITY(R) VIP      SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE         BALANCED--
       GROWTH--         INDEX 500--         BOND--           MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       SHARES
    -------------------------------------------------------------------------------------------------------------------------
        $ 2,019           $ 7,295           $ 2,654           $ 4,530           $   810           $    24          $  1,805
            432             1,814             2,266               649               198                --               441

      JANUS ASPEN     JANUS ASPEN
        SERIES          SERIES        LORD ABBETT
        MID CAP        WORLDWIDE     SERIES FUND--     MFS(R)
       GROWTH--        GROWTH--         MID-CAP      INVESTORS
     INSTITUTIONAL   INSTITUTIONAL       VALUE     TRUST SERIES--
        SHARES          SHARES         PORTFOLIO   INITIAL CLASS
     ------------------------------------------------------------
        $   797         $   250         $ 5,081       $    53
            241              32              90             4

                  SCUDDER VIT
                    EAFE(R)      SCUDDER VIT
                  EQUITY INDEX    SMALL CAP     T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
       ROYCE         FUND--      INDEX FUND--     BLUE CHIP        EQUITY       INTERNATIONAL   LIMITED-TERM     NEW AMERICA
     MICRO-CAP      CLASS A        CLASS A         GROWTH          INCOME           STOCK           BOND           GROWTH
     PORTFOLIO       SHARES         SHARES        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
    -------------------------------------------------------------------------------------------------------------------------
      $   292       $     1        $ 6,204         $ 4,452         $ 4,198         $   336         $   144         $    48
           --            --            458              97             529               3              10              --


     T. ROWE PRICE
       PERSONAL        VAN ECK
       STRATEGY       WORLDWIDE
       BALANCED       ABSOLUTE
       PORTFOLIO       RETURN
     ---------------------------
        $ 5,539        $     9
            493             --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CESVUL3 and CESVUL4 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00% (1.75% of which is assessed for state charges and 1.25% is assessed for federal charges) from any additional premiums paid in those Policy Years. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years eight through eleven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, and $5.00, for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is ..45%. In Policy Years twenty-six

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

and subsequent, the mortality and expense charge deducted is reduced to .25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the year ended December 31, 2004 and the year ended December 31, 2003 were as follows:

                                                  MAINSTAY VP                           MAINSTAY VP
                               MAINSTAY VP          CAPITAL           MAINSTAY VP          COMMON        MAINSTAY VP
                                  BOND--        APPRECIATION--           CASH             STOCK--       CONVERTIBLE--
                              INITIAL CLASS      INITIAL CLASS        MANAGEMENT       INITIAL CLASS    INITIAL CLASS
                              --------------   -----------------   -----------------   --------------   --------------
                              2004(C)   2003   2004(L)    2003       2004      2003    2004(C)   2003   2004(G)   2003
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................     71      47        20       33           13       18      102    141       --      --
Units redeemed..............    (10)    (10)   (2,336)     (71)         (53)      (9)  (2,705)   (94)      --      --
                                ---     ---    ------      ---     --------   ------   ------    ---     ----     ----
  Net increase (decrease)...     61      37    (2,316)     (38)         (40)       9   (2,603)    47       --      --
                                ===     ===    ======      ===     ========   ======   ======    ===     ====     ====
SERIES II POLICIES
Units issued................     --      --        --       --      260,326    6,784    6,242      7        5      15
Units redeemed..............     --      --        --       (2)    (267,028)  (2,605)     (13)    --       (2)     --
                                ---     ---    ------      ---     --------   ------   ------    ---     ----     ----
  Net increase (decrease)...     --      --        --       (2)      (6,702)   4,179    6,229      7        3      15
                                ===     ===    ======      ===     ========   ======   ======    ===     ====     ====
SERIES III POLICIES
Units issued................    114      --       717       --       45,584       --        1     --       --      --
Units redeemed..............     (1)     --        --       --      (31,983)      --       --     --       --      --
                                ---     ---    ------      ---     --------   ------   ------    ---     ----     ----
  Net increase (decrease)...    113      --       717       --       13,601       --        1     --       --      --
                                ===     ===    ======      ===     ========   ======   ======    ===     ====     ====


                               MAINSTAY VP
                               GOVERNMENT--
                              INITIAL CLASS
                              --------------
                              2004(D)   2003
                              ------------------------------------------------------------------------------------   --------------
SERIES I POLICIES
Units issued................     10       10
Units redeemed..............     (2)      (2)
                               ----     ----
  Net increase (decrease)...      8        8
                               ====     ====
SERIES II POLICIES
Units issued................      4        3
Units redeemed..............     (4)      --
                               ----     ----
  Net increase (decrease)...     --        3
                               ====     ====
SERIES III POLICIES
Units issued................      6       --
Units redeemed..............     --       --
                               ----     ----
  Net increase (decrease)...      6       --
                               ====     ====

                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                 AMERICAN         DREYFUS        EAGLE ASSET      MAINSTAY VP        ALGER
                                                 CENTURY           LARGE          MANAGEMENT      LORD ABBETT       AMERICAN
                              MAINSTAY VP       INCOME AND        COMPANY           GROWTH        DEVELOPING       LEVERAGED
                                VALUE--          GROWTH--         VALUE--          EQUITY--        GROWTH--         ALLCAP--
                             INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   CLASS O SHARES
                             --------------   --------------   --------------   --------------   -------------   --------------
                             2004(M)   2003   2004(G)   2003   2004(C)   2003   2004(C)   2003      2004(C)         2004(C)
                             -------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    268     --       --      --        3       5        6       7           --              --
Units redeemed..............     (3)    --       --      --       (3)     (2)      (4)     (3)          --              --
                              -----    ----    ----     ----    ----     ----    ----     ----        ----            ----
  Net increase (decrease)...    265     --       --      --       --       3        2       4           --              --
                              =====    ====    ====     ====    ====     ====    ====     ====        ====            ====
Series II Policies
Units issued................  8,751      1       --      --       --      --        7       7           --              --
Units redeemed..............    (18)    --       --      --       --      --      (18)     --           --              --
                              -----    ----    ----     ----    ----     ----    ----     ----        ----            ----
  Net increase (decrease)...  8,733      1       --      --       --      --      (11)      7           --              --
                              =====    ====    ====     ====    ====     ====    ====     ====        ====            ====
SERIES III POLICIES
Units issued................     62     --        4      --        2      --        1      --           --               1
Units redeemed..............     --     --       --      --       --      --       --      --           --              --
                              -----    ----    ----     ----    ----     ----    ----     ----        ----            ----
  Net increase (decrease)...     62     --        4      --        2      --        1      --           --               1
                              =====    ====    ====     ====    ====     ====    ====     ====        ====            ====

Not all Investment Divisions are available under all policies.

(a)  For Series II policies, represents the period June 2003
     (Commencement of Investments) through December 2003.
(b)  For Series II policies, represents the period November 2003
     (Commencement of Investments) through December 2003.
(c)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(e)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(g)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(k)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(l)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(m)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     MAINSTAY VP
      HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
      CORPORATE      INTERNATIONAL       MID CAP          MID CAP         MID-CAP         S&P 500         SMALL CAP
        BOND--          EQUITY--          CORE--         GROWTH--         VALUE--         INDEX--         GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------   --------------   --------------   -------------   -------------   --------------   -------------
    2004(C)   2003   2004(C)   2003   2004(C)   2003      2004(C)       2004(E)(L)     2004(C)   2003      2004(C)
    -----------------------------------------------------------------------------------------------------------------
       32      44     2,357     16        --     --           --              --        1,714    157           --
      (10)    (14)      (56)   (44)       --     --           --              --         (280)   (263)         --
     ----     ----    -----    ----    -----    ----        ----           -----        -----    ----        ----
       22      30     2,301    (28)       --     --           --              --        1,434    (106)         --
     ====     ====    =====    ====    =====    ====        ====           =====        =====    ====        ====
        2       3        34     19     2,198      2           --           4,847           15     21           --
       (3)     (2)       (1)    --        (5)    --           --             (10)         (13)    --           --
     ----     ----    -----    ----    -----    ----        ----           -----        -----    ----        ----
       (1)      1        33     19     2,193      2           --           4,837            2     21           --
     ====     ====    =====    ====    =====    ====        ====           =====        =====    ====        ====
       38      --       289     --       237     --           12               1        1,178     --            1
       (2)     --        (1)    --        --     --           --              --           (2)    --           --
     ----     ----    -----    ----    -----    ----        ----           -----        -----    ----        ----
       36      --       288     --       237     --           12               1        1,176     --            1
     ====     ====    =====    ====    =====    ====        ====           =====        =====    ====        ====


      MAINSTAY VP
     TOTAL RETURN--
     INITIAL CLASS
     --------------
      2004     2003
    -----------------------------------------------------------------------------------------------------------------   ------------
--
        32       41
       (28)      (5)
      ----     ----
         4       36
      ====     ====
        --       --
        --       --
      ----     ----
        --       --
      ====     ====
        --       --
        --       --
      ----     ----
        --       --
      ====     ====

          ALGER
        AMERICAN          AMERICAN                          DREYFUS IP        DREYFUS VIF                        FIDELITY(R)VIP
          SMALL          CENTURY(R)        CALVERT          TECHNOLOGY         DEVELOPING      FIDELITY(R)VIP       EQUITY-
    CAPITALIZATION--     VP VALUE --        SOCIAL       GROWTH-- INITIAL      LEADERS--      CONTRAFUND(R)--       INCOME--
     CLASS O SHARES       CLASS II         BALANCED           SHARES         INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
    -----------------   -------------   --------------   -----------------   --------------   ----------------   --------------
    2004(C)   2003(A)      2004(E)      2004(D)   2003   2004(C)   2003(B)   2004(C)   2003   2004(C)    2003    2004(C)   2003
    -----------------------------------------------------------------------------------------------------------------
        3        10           --            1       1       --        --        --      --        4         5       22      32
       (3)       (3)          --           (2)     (1)      --        --        --      --       (5)       (3)      (7)     (7)
     ----      ----         ----         ----     ----    ----      ----      ----     ----     ---      ----      ---     ---
       --         7           --           (1)     --       --        --        --      --       (1)        2       15      25
     ====      ====         ====         ====     ====    ====      ====      ====     ====     ===      ====      ===     ===
        2         6           10           --      --       --        --        14      16       47        55       --      --
       --        --           --           --      --       --        --       (18)     (1)      (2)       (1)      --      (2)
     ----      ----         ----         ----     ----    ----      ----      ----     ----     ---      ----      ---     ---
        2         6           10           --      --       --        --        (4)     15       45        54       --      (2)
     ====      ====         ====         ====     ====    ====      ====      ====     ====     ===      ====      ===     ===
        6        --           --           39      --       14        --         3      --       47        --      161      --
       --        --           --           (2)     --       --        --        (1)     --       (1)       --       (1)     --
     ----      ----         ----         ----     ----    ----      ----      ----     ----     ---      ----      ---     ---
        6        --           --           37      --       14        --         2      --       46        --      160      --
     ====      ====         ====         ====     ====    ====      ====      ====     ====     ===      ====      ===     ===


     FIDELITY(R)VIP
        GROWTH--
     INITIAL CLASS
     --------------
     2004(C)   2003
    -----------------------------------------------------------------------------------------------------------------        -------
-------
        --      --
        --      --
      ----     ---
        --      --
      ====     ===
         5      19
        --      --
      ----     ---
         5      19
      ====     ===
       166      --
        (1)     --
      ----     ---
       165      --
      ====     ===

--------------------------------------------------------------------------------

                                                                                                             JANUS ASPEN
                                   FIDELITY(R) VIP                                           FIDELITY(R)        SERIES
                FIDELITY(R) VIP       INVESTMENT      FIDELITY(R) VIP    FIDELITY(R) VIP      VIP VALUE       BALANCED--
                  INDEX 500--        GRADE BOND--        MID-CAP--          OVERSEAS--      STRATEGIES--    INSTITUTIONAL
                 INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS       SHARES
                ----------------   ----------------   ----------------   ----------------   -------------   --------------
                2004(C)    2003    2004(C)    2003    2004(C)    2003    2004(C)    2003       2004(J)      2004(C)   2003
                      ----------------------------------------------------------------------------------------------------
SERIES I
  POLICIES
Units issued...    --        --       --        --       --        --       --        --          --           27      37
Units
  redeemed.....    --        --       --        --       --        --       --        --          --          (22)    (23)
                  ---      ----      ---       ---      ---       ---      ---       ---         ---          ---     ---
  Net increase
  (decrease)...    --        --       --        --       --        --       --        --          --            5      14
                  ===      ====      ===       ===      ===       ===      ===       ===         ===          ===     ===
SERIES II
  POLICIES
Units issued...    30        28       30        35       20        21        1         1          --           33      24
Units
  redeemed.....    (2)       (1)      (6)       (3)      (4)       --       (2)       --          --           (2)     (3)
                  ---      ----      ---       ---      ---       ---      ---       ---         ---          ---     ---
  Net increase
  (decrease)...    28        27       24        32       16        21       (1)        1          --           31      21
                  ===      ====      ===       ===      ===       ===      ===       ===         ===          ===     ===
SERIES III
  POLICIES
Units issued...   521        --       12        --      368        --       68        --           2           76      --
Units
  redeemed.....    (5)       --       (1)       --       (3)       --       (1)       --          --           (1)     --
                  ---      ----      ---       ---      ---       ---      ---       ---         ---          ---     ---
  Net increase
  (decrease)...   516        --       11        --      365        --       67        --           2           75      --
                  ===      ====      ===       ===      ===       ===      ===       ===         ===          ===     ===

                                                                                                                  SCUDDER
                                                                                                                VIT EAFE(R)
                                  MORGAN          PIMCO LOW        PIMCO REAL      PIMCO TOTAL                     EQUITY
                             STANLEY UIF U.S.     DURATION--        RETURN--         RETURN--        ROYCE      INDEX FUND--
                              REAL ESTATE--     ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE   MICRO--CAP     CLASS A
                                 CLASS I            SHARES           SHARES           SHARES       PORTFOLIO       SHARES
                             ----------------   --------------   --------------   --------------   ----------   ------------
                             2004(C)    2003      2004(K)(L)       2004(K)(L)        2004(F)       2004(K)(L)     2004(J)
                             ------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    --        --          --               --               --             --            --
Units redeemed..............    --        --          --               --               --             --            --
                               ---      ----         ---              ---              ---            ---           ---
  Net increase (decrease)...    --        --          --               --               --             --            --
                               ===      ====         ===              ===              ===            ===           ===
SERIES II POLICIES
Units issued................     4        30          15                8               --              8            --
Units redeemed..............    (1)       (1)         --               --               --             --            --
                               ---      ----         ---              ---              ---            ---           ---
  Net increase (decrease)...     3        29          15                8               --              8            --
                               ===      ====         ===              ===              ===            ===           ===
SERIES III POLICIES
Units issued................    59        --           5                2              294             19            --
Units redeemed..............    --        --          --               --               (2)            --            --
                               ---      ----         ---              ---              ---            ---           ---
  Net increase (decrease)...    59        --           5                2              292             19            --
                               ===      ====         ===              ===              ===            ===           ===

Not all Investment Divisions are available under all policies.

(a)  For Series II policies, represents the period June 2003
     (Commencement of Investments) through December 2003.
(b)  For Series II policies, represents the period November 2003
     (Commencement of Investments) through December 2003.
(c)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(e)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(g)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(k)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(l)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(m)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

 JANUS ASPEN     JANUS ASPEN                                                                        MORGAN
   SERIES           SERIES                           MFS(R)          MFS(R)                       STANLEY UIF   MORGAN STANLEY
   MID CAP        WORLDWIDE                         INVESTORS          NEW           MFS(R)        EMERGING      UIF EMERGING
  GROWTH--         GROWTH--       LORD ABBETT         TRUST         DISCOVERY       UTILITIES       MARKETS        MARKETS
INSTITUTIONAL   INSTITUTIONAL    MID-CAP VALUE      SERIES--        SERIES--        SERIES--        DEBT--         EQUITY--
   SHARES           SHARES         PORTFOLIO      INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I
-------------   --------------   --------------   -------------   -------------   -------------   -----------   --------------
   2004(C)      2004(C)   2003   2004(F)   2003   2004    2003       2004(C)      2004    2003      2004(C)     2004(C)   2003
                                     -----------------------------------------------------------------------------------------
      --            9      15       --      --      --      --          --          --      --         --          --       1
      --           (3)     (4)      --      --      --      --          --          --      --         --          (1)     (1)
     ---         ----     ---      ---     ---     ---     ---         ---         ---     ---        ---         ---     ---
      --            6      11       --      --      --      --          --          --      --         --          (1)     --
     ===         ====     ===      ===     ===     ===     ===         ===         ===     ===        ===         ===     ===
      --            3       3       41      28       4       5          --          --      --         --          --      --
      --           --      --       (1)     --      --      --          --         (20)     --         --          --      --
     ---         ----     ---      ---     ---     ---     ---         ---         ---     ---        ---         ---     ---
      --            3       3       40      28       4       5          --         (20)     --         --          --      --
     ===         ====     ===      ===     ===     ===     ===         ===         ===     ===        ===         ===     ===
      58           13      --      437      --      --      --          32          --      --         11          43      --
      (1)          --      --       (4)     --      --      --          --          --      --        (11)         --      --
     ---         ----     ---      ---     ---     ---     ---         ---         ---     ---        ---         ---     ---
      57           13      --      433      --      --      --          32          --      --         --          43      --
     ===         ====     ===      ===     ===     ===     ===         ===         ===     ===        ===         ===     ===

   SCUDDER VIT                                                                                        T. ROWE PRICE
    SMALL CAP       T. ROWE PRICE                    T. ROWE PRICE                    T. ROWE PRICE     PERSONAL       VAN ECK
  INDEX FUND--        BLUE CHIP     T. ROWE PRICE    INTERNATIONAL   T. ROWE PRICE     NEW AMERICA      STRATEGY      WORLDWIDE
     CLASS A           GROWTH       EQUITY INCOME        STOCK        LIMITED-TERM       GROWTH          BALANCE      ABSOLUTE
     SHARES           PORTFOLIO       PORTFOLIO        PORTFOLIO     BOND PORTFOLIO     PORTFOLIO       PORTFOLIO      RETURN
-----------------   -------------   --------------   -------------   --------------   -------------   -------------   ---------
2004(C)   2003(B)    2004(H)(I)     2004(C)   2003    2004(D)(E)     2004(C)   2003      2004(L)         2004(D)       2004(C)
   ----------------------------------------------------------------------------------------------------------------------------
   --        --           --            9      10          --           --      --          --              --            --
   --        --           --           (3)     (8)         --           --      --          --              --            --
  ---       ---          ---          ---     ---         ---          ---     ---         ---             ---           ---
   --        --           --            6       2          --           --      --          --              --            --
  ===       ===          ===          ===     ===         ===          ===     ===         ===             ===           ===
    6        --           19           34      78          10            7      10          --              --            --
   --        --           --          (23)     (3)         --           (1)     --          --              --            --
  ---       ---          ---          ---     ---         ---          ---     ---         ---             ---           ---
    6        --           19           11      75          10            6      10          --              --            --
  ===       ===          ===          ===     ===         ===          ===     ===         ===             ===           ===
  520        --          415          328      --          22            6      --           5             477             1
   (1)       --           (4)          (3)     --          --           --      --          --              (2)           --
  ---       ---          ---          ---     ---         ---          ---     ---         ---             ---           ---
  519        --          411          325      --          22            6      --           5             475             1
  ===       ===          ===          ===     ===         ===          ===     ===         ===             ===           ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2004 and December 31, 2003, 2002, 2001, and 2000:

                                                                                   MAINSTAY VP
                                                                                      BOND--
                                                                                  INITIAL CLASS
                                                             --------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.................................................  $  4,973    $  3,967    $  3,330    $  2,564    $    503
Units Outstanding..........................................       345         284         248         207          44
Variable Accumulation Unit Value...........................  $  14.41    $  13.95    $  13.44    $  12.36    $  11.39
Total Return...............................................       3.4%        3.8%        8.7%        8.5%        9.1%
Investment Income Ratio....................................       3.8%        4.2%        4.5%        7.5%
SERIES II POLICIES (b)
Net Assets.................................................  $     --    $     --    $     --    $     --    $     --
Units Outstanding..........................................        --          --          --          --          --
Variable Accumulation Unit Value...........................  $     --    $     --    $     --    $     --    $     --
Total Return...............................................        --          --          --          --          --
Investment Income Ratio....................................        --          --          --          --
SERIES III POLICIES (c)
Net Assets.................................................  $  1,163    $     --    $     --    $     --    $     --
Units Outstanding..........................................       113          --          --          --          --
Variable Accumulation Unit Value...........................  $  10.27    $     --    $     --    $     --    $     --
Total Return...............................................       2.7%         --          --          --          --
Investment Income Ratio....................................       6.0%         --          --          --

                                                                                   MAINSTAY VP
                                                                                  COMMON STOCK--
                                                                                  INITIAL CLASS
                                                             --------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...............................................    $  3,826    $ 30,953    $ 24,273    $ 31,888    $ 39,626
Units Outstanding........................................         329       2,932       2,885       2,851       2,917
Variable Accumulation Unit Value.........................    $  11.63    $  10.56    $   8.41    $  11.19    $  13.59
Total Return.............................................        10.1%       25.5%      (24.8%)     (17.7%)      (4.0%)
Investment Income Ratio..................................         0.2%        1.1%        0.9%        0.7%
SERIES II POLICIES (b)
Net Assets...............................................    $ 83,745    $    228    $    120    $     --    $     --
Units Outstanding........................................       6,248          19          12          --          --
Variable Accumulation Unit Value.........................    $  13.40    $  12.12    $   9.61    $     --    $     --
Total Return.............................................        10.6%       26.1%       (3.9%)        --          --
Investment Income Ratio..................................         9.1%        1.2%        7.3%         --
SERIES III POLICIES (c)
Net Assets...............................................    $      8    $     --    $     --    $     --    $     --
Units Outstanding........................................           1          --          --          --          --
Variable Accumulation Unit Value.........................    $  10.83    $     --    $     --    $     --    $     --
Total Return.............................................         8.4%         --          --          --          --
Investment Income Ratio..................................        14.2%         --          --          --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                    MAINSTAY VP                                         MAINSTAY VP
              CAPITAL APPRECIATION--                                       CASH
                   INITIAL CLASS                                        MANAGEMENT
---------------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------------
    $ 1,234   $21,393   $17,231   $25,467   $33,738   $   119   $   166   $   155   $   153   $    77
        137     2,453     2,492     2,530     2,555       101       141       132       131        68
    $  9.02   $  8.72   $  6.92   $ 10.07   $ 13.20   $  1.18   $  1.18   $  1.18   $  1.17   $  1.13
        3.4%     26.1%    (31.3%)   (23.7%)   (11.3%)     0.1%       --       0.9%      3.5%      4.6%
         --       0.2%      0.1%      0.1%                0.8%      0.7%      1.3%      3.5%
    $    --   $    --   $    15   $    --   $    --   $ 1,591   $ 8,361   $ 4,116   $    --   $    --
         --        --         2        --        --     1,563     8,265     4,085        --        --
    $    --   $ 11.21   $  9.56   $    --   $    --   $  1.02   $  1.01   $  1.01   $    --   $    --
         --      17.2%     (4.4%)      --        --       0.6%      0.4%      1.0%       --        --
         --        --       1.0%       --                 2.1%      0.7%      1.3%       --
    $ 7,441   $    --   $    --   $    --   $    --   $13,693   $    --   $    --   $    --   $    --
        717        --        --        --        --    13,601        --        --        --        --
    $ 10.38   $    --   $    --   $    --   $    --   $  1.01   $    --   $    --   $    --   $    --
        3.8%       --        --        --        --       0.7%       --        --        --        --
        1.5%       --        --        --                 0.6%       --        --        --

                    MAINSTAY VP                                         MAINSTAY VP
                   CONVERTIBLE--                                       GOVERNMENT--
                   INITIAL CLASS                                       INITIAL CLASS
---------------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $     2   $   898   $   767   $   650   $   490   $    18
         --        --        --        --        --        64        56        48        40         2
    $ 10.63   $ 10.09   $    --   $    --   $  9.32   $ 13.99   $ 13.63   $ 13.47   $ 12.35   $ 11.66
        5.4%      7.6%       --       0.6%     (6.8%)     2.6%      1.2%      9.1%      5.9%     11.4%
        2.5%     25.8%       --        --                 4.2%      4.7%      3.0%      7.2%
    $   229   $   178   $     1   $    --   $    --   $    49   $    53   $    27   $    --   $    --
         18        15        --        --        --         5         5         3        --        --
    $ 12.68   $ 11.98   $  9.82   $    --   $    --   $ 10.74   $ 10.42   $ 10.25   $    --   $    --
        5.8%     21.9%     (1.8%)      --        --       3.1%      1.6%      2.5%       --        --
        5.9%     20.5%     32.0%       --                 9.7%      5.3%     15.2%       --
    $    --   $    --   $    --   $    --   $    --   $    57   $    --   $    --   $    --   $    --
         --        --        --        --        --         6        --        --        --        --
    $ 10.42   $    --   $    --   $    --   $    --   $ 10.37   $    --   $    --   $    --   $    --
        4.2%       --        --        --        --       3.7%       --        --        --        --
         --        --        --        --                16.1%       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   MAINSTAY VP
                                                                                   HIGH YIELD
                                                                                CORPORATE BOND--
                                                                                  INITIAL CLASS
                                                            ---------------------------------------------------------
                                                              2004        2003        2002        2001        2000
                                                            ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................................  $  3,917    $  3,188    $  2,027    $    552    $      78
Units Outstanding.........................................       241         219         189          52            8
Variable Accumulation Unit Value..........................  $  16.27    $  14.54    $  10.73    $  10.59    $   10.17
Total Return..............................................      11.9%       35.4%        1.3%        4.1%        (6.5%)
Investment Income Ratio...................................       7.1%        7.5%       11.3%       19.7%
SERIES II POLICIES (b)
Net Assets................................................  $     58    $     68    $     42    $     --    $      --
Units Outstanding.........................................         4           5           4          --           --
Variable Accumulation Unit Value..........................  $  14.73    $  13.10    $   9.63    $     --    $      --
Total Return..............................................      12.4%       36.0%       (3.7%)        --           --
Investment Income Ratio...................................      13.5%        7.8%       48.0%         --
SERIES III POLICIES (c)
Net Assets................................................  $    391    $     --    $     --    $     --    $      --
Units Outstanding.........................................        36          --          --          --           --
Variable Accumulation Unit Value..........................  $  10.95    $     --    $     --    $     --    $      --
Total Return..............................................       9.5%         --          --          --           --
Investment Income Ratio...................................      24.4%         --          --          --

                                  MAINSTAY VP
                                    MID CAP                                          MAINSTAY VP
                                    VALUE--                                        S&P 500 INDEX--
                                 INITIAL CLASS                                      INITIAL CLASS
                               -----------------     ----------------------------------------------------------------------------
                                     2004                2004            2003            2002            2001            2000
                               -------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................        $     --          $118,599        $ 93,168        $ 74,054        $ 96,969        $113,059
Units Outstanding............              --            10,385           8,951           9,057           9,161           9,321
Variable Accumulation Unit
  Value......................        $     --          $  11.42        $  10.41        $   8.18        $  10.59        $  12.13
Total Return.................              --               9.7%           27.3%          (22.8%)         (12.7%)          (9.9%)
Investment Income Ratio......              --               1.8%            1.4%            1.3%            1.0%
SERIES II POLICIES (b)
Net Assets...................        $ 54,668          $    297        $    255        $     33        $     --        $     --
Units Outstanding............           4,837                26              24               4              --              --
Variable Accumulation Unit
  Value......................        $  11.30          $  11.50        $  10.44        $   8.16        $     --        $     --
Total Return.................            13.0%             10.2%           27.9%          (18.4%)            --              --
Investment Income Ratio......             5.3%              4.5%            4.3%            9.9%             --
SERIES III POLICIES (c)
Net Assets...................        $     12          $ 12,742        $     --        $     --        $     --        $     --
Units Outstanding............               1             1,176              --              --              --              --
Variable Accumulation Unit
  Value......................        $  10.60          $  10.83        $     --        $     --        $     --        $     --
Total Return.................             6.0%              8.3%             --              --              --              --
Investment Income Ratio......             9.6%              4.9%             --              --              --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        MAINSTAY VP
                       INTERNATIONAL                                MAINSTAY VP               MAINSTAY VP
                          EQUITY--                                 MID CAP CORE--           MID CAP GROWTH--
                       INITIAL CLASS                               INITIAL CLASS             INITIAL CLASS
    ----------------------------------------------------   ------------------------------   ----------------
      2004       2003       2002       2001       2000       2004       2003       2002           2004
------------------------------------------------------------------------------------------------------------
    $ 49,629   $ 16,086   $ 12,713   $ 13,576   $ 16,477   $     --   $     --   $     --       $     --
       3,697      1,396      1,425      1,444      1,496         --         --         --             --
    $  13.42   $  11.52   $   8.92   $   9.40   $  11.01   $     --   $     --   $     --       $     --
        16.5%      29.1%      (5.1%)    (14.6%)    (18.6%)       --         --         --             --
         1.8%       1.9%       1.4%       1.4%                   --         --         --             --
    $    846   $    310   $     55   $     --   $     --   $ 35,255   $     45   $     16       $     --
          57         24          6         --         --      2,196          3          2             --
    $  14.88   $  12.71   $   9.80   $     --   $     --   $  16.06   $  13.17   $   9.74       $     --
        17.1%      29.7%      (2.0%)       --         --       21.9%      35.2%      (2.6%)           --
         4.2%       5.3%      16.3%        --                   3.2%       0.6%       2.7%            --
    $  3,331   $     --   $     --   $     --   $     --   $  2,792   $     --   $     --       $    144
         288         --         --         --         --        237         --         --             12
    $  11.57   $     --   $     --   $     --   $     --   $  11.80   $     --   $     --       $  11.61
        15.7%        --         --         --         --       18.0%        --         --           16.1%
         3.0%        --         --         --                   0.5%        --         --             --

     MAINSTAY VP
      SMALL CAP                      MAINSTAY VP                                       MAINSTAY VP
      GROWTH--                      TOTAL RETURN--                                       VALUE--
    INITIAL CLASS                   INITIAL CLASS                                     INITIAL CLASS
    -------------   ----------------------------------------------   -----------------------------------------------
        2004         2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
--------------------------------------------------------------------------------------------------------------------
        $   --      $ 1,361   $ 1,256   $   797   $   700   $  527   $  2,868   $     2   $     1   $     1   $    1
            --          150       146       110        80       53        265        --        --        --       --
        $   --      $  9.10   $  8.62   $  7.25   $  8.75   $ 9.87   $  10.83   $  9.80   $  7.75   $  9.88   $ 9.92
            --          5.6%     18.8%    (17.1%)   (11.3%)   (5.0%)     10.5%     26.5%    (21.6%)    (0.4%)   12.1%
            --          1.8%      1.9%      2.6%      2.6%                1.9%      2.4%      2.0%      1.3%
        $   --      $    --   $    --   $    --   $    --   $   --   $126,588   $    59   $    40   $    --   $   --
            --           --        --        --        --       --      8,738         5         4        --       --
        $   --      $    --   $    --   $    --   $    --   $   --   $  14.49   $ 13.05   $ 10.27   $    --   $   --
            --           --        --        --        --       --       11.0%     27.1%      2.7%       --       --
            --           --        --        --        --                 7.4%      1.6%      9.6%       --
        $    6      $    --   $    --   $    --   $    --   $   --   $    620   $    --   $    --   $    --   $   --
             1           --        --        --        --       --         62        --        --        --       --
        $10.45      $    --   $    --   $    --   $    --   $   --   $  10.00   $    --   $    --   $    --   $   --
           4.5%          --        --        --        --       --         --        --        --        --       --
            --           --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                        AMERICAN
                                                                     CENTURY INCOME
                                                                      AND GROWTH--
                                                                      INITIAL CLASS
                                                              -----------------------------
                                                               2004       2003       2002
                                                              -----------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $    --    $    --    $    --
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $    --    $    --    $    --
Total Return................................................       --         --         --
Investment Income Ratio.....................................       --         --         --
SERIES II POLICIES (b)
Net Assets..................................................  $     4    $     4    $     2
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $ 11.95    $ 10.63    $  8.28
Total Return................................................     12.4%      28.4%     (17.2%)
Investment Income Ratio.....................................      4.8%       1.9%       1.9%
SERIES III POLICIES (c)
Net Assets..................................................  $    49    $    --    $    --
Units Outstanding...........................................        4         --         --
Variable Accumulation Unit Value............................  $ 11.28    $    --    $    --
Total Return................................................     12.8%        --         --
Investment Income Ratio.....................................      4.2%        --         --

                                                      ALGER
                                                    AMERICAN
                                                    LEVERAGED
                                                    ALLCAP--                        ALGER AMERICAN
                                                     CLASS O                    SMALL CAPITALIZATION--
                                                     SHARES                         CLASS O SHARES
                                                    ---------    ----------------------------------------------------
                                                      2004        2004       2003        2002       2001       2000
                                                    -----------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................................   $    --     $   230    $   199    $     98    $   100    $    89
Units Outstanding.................................        --          25         25          17         13          8
Variable Accumulation Unit Value..................   $    --     $  9.24    $  7.99    $   5.65    $  7.71    $ 11.02
Total Return......................................        --        15.8%      41.4%      (26.7%)    (30.0%)    (27.7%)
Investment Income Ratio...........................        --          --         --          --        0.1%
SERIES II POLICIES (b)
Net Assets........................................   $    --     $   115    $    72    $     --    $    --    $    --
Units Outstanding.................................        --           8          6          --         --         --
Variable Accumulation Unit Value..................   $    --     $ 14.26    $ 12.27    $     --    $    --    $    --
Total Return......................................        --        16.3%      22.7%         --         --         --
Investment Income Ratio...........................        --          --         --          --         --
SERIES III POLICIES (c)
Net Assets........................................   $    13     $    59    $    --    $     --    $    --    $    --
Units Outstanding.................................         1           6         --          --         --         --
Variable Accumulation Unit Value..................   $ 10.42     $ 10.59    $    --    $     --    $    --    $    --
Total Return......................................       4.2%        5.9%        --          --         --         --
Investment Income Ratio...........................        --          --         --          --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP                      MAINSTAY VP
                     DREYFUS LARGE                                      EAGLE ASSET                      LORD ABBETT
                        COMPANY                                         MANAGEMENT                       DEVELOPING
                        VALUE--                                       GROWTH EQUITY--                     GROWTH--
                     INITIAL CLASS                                     INITIAL CLASS                    INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------   -------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000         2004
    -----------------------------------------------------------------------------------------------------------------
    $   396   $   353   $   258   $   323   $   325   $   254   $   252   $   178   $   233   $   265      $    --
         34        34        31        30        29        44        42        38        35        33           --
    $ 11.49   $ 10.39   $  8.18   $ 10.68   $ 11.26   $  5.79   $  5.97   $  4.69   $  6.58   $  7.95      $    --
       10.6%     27.1%    (23.4%)    (5.2%)    12.6%     (3.0%)    27.2%    (28.7%)   (17.2%)   (20.5%)         --
        1.0%      0.8%      0.6%      0.7%                0.2%      0.2%      0.1%       --                     --
    $    47   $    36   $    27   $    --   $    --   $    48   $   158   $    68   $    --   $    --      $    --
          3         3         3        --        --         5        16         9        --        --           --
    $ 14.24   $ 12.82   $ 10.04   $    --   $    --   $  9.82   $ 10.08   $  7.89   $    --   $    --      $    --
       11.1%     27.6%      0.4%       --        --      (2.6%)    27.7%    (21.1%)      --        --           --
        2.9%      0.8%      3.6%       --                 0.2%      0.2%      0.4%       --                     --
    $    20   $    --   $    --   $    --   $    --   $    14   $    --   $    --   $    --   $    --      $    --
          2        --        --        --        --         1        --        --        --        --           --
    $ 10.76   $    --   $    --   $    --   $    --   $  9.81   $    --   $    --   $    --   $    --      $    --
        7.6%       --        --        --        --      (1.9%)      --        --        --        --           --
        1.5%       --        --        --                 0.9%       --        --        --                     --


       AMERICAN                          CALVERT                          DREYFUS IP
     CENTURY(R) VP                       SOCIAL                       TECHNOLOGY GROWTH--
    VALUE--CLASS II                     BALANCED                        INITIAL SHARES
    ---------------   ---------------------------------------------   -------------------
         2004          2004      2003      2002     2001      2000      2004       2003
    -------------------------------------------------------------------------------------
        $    --       $     7   $    27   $   25   $    36   $   40   $    --    $    --
             --             1         2        3         3        3        --         --
        $    --       $ 11.84   $ 11.01   $ 9.29   $ 10.65   $11.53   $    --    $    --
             --           7.5%     18.5%   (12.8%)    (7.6%)   (3.8%)      --         --
             --           1.2%      2.1%     4.7%      5.0%                --         --
        $   112       $    --   $    --   $   --   $    --   $   --   $    --    $     1
             10            --        --       --        --       --        --         --
        $ 10.94       $    --   $    --   $   --   $    --   $   --   $  9.79    $  9.90
            9.4%           --        --       --        --       --      (1.1%)     (1.0%)
             --            --        --       --        --                 --         --
        $    --       $   402   $    --   $   --   $    --   $   --   $   133    $    --
             --            37        --       --        --       --        14         --
        $    --       $ 10.77   $    --   $   --   $    --   $   --   $  9.70    $    --
             --           7.7%       --       --        --       --      (3.0%)       --
             --           6.4%       --       --        --                 --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                        DREYFUS VIF
                                                                         DEVELOPING
                                                                         LEADERS--
                                                                       INITIAL SHARES
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $     --    $     --    $     --
Units Outstanding...........................................        --          --          --
Variable Accumulation Unit Value............................  $     --    $     --    $     --
Total Return................................................        --          --          --
Investment Income Ratio.....................................        --          --          --
SERIES II POLICIES (b)
Net Assets..................................................  $    178    $    198    $     34
Units Outstanding...........................................        16          20           4
Variable Accumulation Unit Value............................  $  11.05    $   9.95    $   7.57
Total Return................................................      11.1%       31.4%      (24.3%)
Investment Income Ratio.....................................       0.3%         --         0.1%
SERIES III POLICIES (c)
Net Assets..................................................  $     22    $     --    $     --
Units Outstanding...........................................         2          --          --
Variable Accumulation Unit Value............................  $  10.29    $     --    $     --
Total Return................................................       2.9%         --          --
Investment Income Ratio.....................................       0.5%         --          --

                                                             FIDELITY(R) VIP                   FIDELITY(R) VIP
                                                                GROWTH--                         INDEX 500--
                                                              INITIAL CLASS                     INITIAL CLASS
                                                      -----------------------------     -----------------------------
                                                       2004       2003       2002        2004       2003       2002
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $    --    $    --    $    --     $    --    $    --    $    --
Units Outstanding...................................       --         --         --          --         --         --
Variable Accumulation Unit Value....................  $    --    $    --    $    --     $    --    $    --    $    --
Total Return........................................       --         --         --          --         --         --
Investment Income Ratio.............................       --         --         --          --         --         --
SERIES II POLICIES (b)
Net Assets..........................................  $   270    $   208    $    15     $   816    $   394    $    53
Units Outstanding...................................       26         21          2          61         33          6
Variable Accumulation Unit Value....................  $ 10.38    $ 10.07    $  7.60     $ 13.32    $ 12.08    $  9.43
Total Return........................................      3.1%      32.5%     (24.0%)      10.3%      28.1%      (5.7%)
Investment Income Ratio.............................      0.7%       0.1%        --         2.8%       0.4%        --
SERIES III POLICIES (c)
Net Assets..........................................  $ 1,636    $    --    $    --     $ 5,552    $    --    $    --
Units Outstanding...................................      165         --         --         516         --         --
Variable Accumulation Unit Value....................  $  9.92    $    --    $    --     $ 10.75    $    --    $    --
Total Return........................................     (0.8%)       --         --         7.5%        --         --
Investment Income Ratio.............................       --         --         --          --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                    FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    CONTRAFUND(R)--                                   EQUITY-INCOME--
                     INITIAL CLASS                                     INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
    -------------------------------------------------------------------------------------------------
    $   469   $   412   $   300   $   323   $   352   $ 1,873   $ 1,518   $   947   $   941   $ 1,357
         30        31        27        27        26       149       134       108        89       121
    $ 15.44   $ 13.46   $ 10.55   $ 11.72   $ 13.45   $ 12.54   $ 11.32   $  8.75   $ 10.61   $ 11.24
       14.7%     27.6%    (10.0%)   (12.9%)    (7.3%)    10.8%     29.4%    (17.5%)    (5.6%)     7.7%
        0.3%      0.5%      0.8%      0.8%                1.6%      1.4%      1.8%      1.8%
    $ 1,573   $   839   $   152   $    --   $    --   $    49   $    38   $    43   $    --   $    --
        116        71        17        --        --         3         3         4        --        --
    $ 13.59   $ 11.80   $  9.21   $    --   $    --   $ 14.86   $ 13.35   $ 10.27   $    --   $    --
       15.2%     28.1%     (7.9%)      --        --      11.3%     30.0%      2.7%       --        --
        0.7%      0.2%       --        --                 3.8%      1.9%       --        --
    $   514   $    --   $    --   $    --   $    --   $ 1,737   $    --   $    --   $    --   $    --
         46        --        --        --        --       160        --        --        --        --
    $ 11.08   $    --   $    --   $    --   $    --   $ 10.82   $    --   $    --   $    --   $    --
       10.8%       --        --        --        --       8.2%       --        --        --        --
         --        --        --        --                  --        --        --        --

          FIDELITY(R) VIP
            INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP          FIDELITY(R) VIP
           GRADE BOND--                    MID-CAP--                    OVERSEAS--            VALUE STRATEGIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS            INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ------------------
     2004      2003      2002      2004      2003      2002      2004      2003      2002            2004
    ------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --        $    --
         --        --        --        --        --        --        --        --        --             --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --        $    --
         --        --        --        --        --        --        --        --        --             --
         --        --        --        --        --        --        --        --        --             --
    $   926   $   616   $   239   $   584   $   276   $    18   $    --   $    10   $     2        $    --
         78        54        22        39        23         2        --         1        --             --
    $ 11.87   $ 11.39   $ 10.86   $ 14.88   $ 11.95   $  8.64   $ 14.40   $ 13.23   $  9.25        $    --
        4.2%      4.9%      8.6%     24.6%     38.3%    (13.6%)     8.9%     43.0%     (7.5%)           --
       11.0%      2.4%       --        --       0.1%       --       3.2%      0.4%       --             --
    $   115   $    --   $    --   $ 4,230   $    --   $    --   $   705   $    --   $    --        $    27
         11        --        --       365        --        --        67        --        --              2
    $ 10.35   $    --   $    --   $ 11.59   $    --   $    --   $ 10.46   $    --   $    --        $ 11.88
        3.5%       --        --      15.9%       --        --       4.6%       --        --           18.8%
         --        --        --        --        --        --        --        --        --             --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   JANUS ASPEN
                                                                                      SERIES
                                                                                    BALANCED--
                                                                               INSTITUTIONAL SHARES
                                                             --------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.................................................  $ 11,571    $ 10,667    $  9,237    $ 10,940    $  9,162
Units Outstanding..........................................       736         731         717         789         625
Variable Accumulation Unit Value...........................  $  15.73    $  14.59    $  12.89    $  13.87    $  14.65
Total Return...............................................       7.8%       13.3%       (7.1%)      (5.3%)      (3.0%)
Investment Income Ratio....................................       2.3%        2.2%        2.4%        2.8%
SERIES II POLICIES (b)
Net Assets.................................................  $    998    $    594    $    328    $     --    $     --
Units Outstanding..........................................        87          56          35          --          --
Variable Accumulation Unit Value...........................  $  11.47    $  10.60    $   9.32    $     --    $     --
Total Return...............................................       8.3%       13.8%       (6.8%)        --          --
Investment Income Ratio....................................       7.8%        2.4%        8.3%         --
SERIES III POLICIES (c)
Net Assets.................................................  $    797    $     --    $     --    $     --    $     --
Units Outstanding..........................................        75          --          --          --          --
Variable Accumulation Unit Value...........................  $  10.62    $     --    $     --    $     --    $     --
Total Return...............................................       6.2%         --          --          --          --
Investment Income Ratio....................................       3.3%         --          --          --


                                                                                                      MFS(R)
                                                                           MFS(R)                  NEW DISCOVERY
                                                                  INVESTORS TRUST SERIES--           SERIES--
                                                                       INITIAL CLASS               INITIAL CLASS
                                                              --------------------------------     -------------
                                                                2004        2003        2002           2004
                                                              --------------------------------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $     --    $     --    $     --       $     --
Units Outstanding...........................................        --          --          --             --
Variable Accumulation Unit Value............................  $     --    $     --    $     --       $     --
Total Return................................................        --          --          --             --
Investment Income Ratio.....................................        --          --          --             --
SERIES II POLICIES (b)
Net Assets..................................................  $    169    $    109    $     47       $     --
Units Outstanding...........................................        13           9           5             --
Variable Accumulation Unit Value............................  $  12.88    $  11.60    $   9.52       $     --
Total Return................................................      11.1%       21.8%       (4.8%)           --
Investment Income Ratio.....................................       1.7%        0.5%         --             --
SERIES III POLICIES (c)
Net Assets..................................................  $     --    $     --    $     --       $    315
Units Outstanding...........................................        --          --          --             32
Variable Accumulation Unit Value............................  $     --    $     --    $     --       $   9.94
Total Return................................................        --          --          --           (0.6%)
Investment Income Ratio.....................................        --          --          --             --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                             JANUS ASPEN
        JANUS ASPEN                            SERIES
           SERIES                             WORLDWIDE                              LORD ABBETT
      MID CAP GROWTH--                        GROWTH--                              MID-CAP VALUE
    INSTITUTIONAL SHARES                INSTITUTIONAL SHARES                          PORTFOLIO
    --------------------   -----------------------------------------------   ---------------------------
            2004            2004      2003      2002      2001      2000      2004      2003      2002
    ----------------------------------------------------------------------------------------------------
          $    --          $   523   $   437   $   262   $   267   $   247   $    --   $    --   $    --
               --               48        42        31        23        17        --        --        --
          $    --          $ 10.83   $ 10.41   $  8.45   $ 11.43   $ 14.84   $    --   $    --   $    --
               --              4.0%     23.1%    (26.0%)   (23.0%)   (16.3%)      --        --        --
               --              1.1%      1.1%      0.9%      0.5%                 --        --        --
          $    --          $    63   $    30   $     1   $    --   $    --   $ 1,026   $   345   $     9
               --                6         3        --        --        --        69        29         1
          $    --          $ 10.21   $  9.77   $  7.90   $    --   $    --   $ 14.92   $ 12.06   $  9.69
               --              4.5%     23.7%    (21.0%)      --        --      23.7%     24.4%     (3.1%)
               --              3.1%      1.4%      1.5%       --                 1.2%      1.5%      6.9%
          $   638          $   128   $    --   $    --   $    --   $    --   $ 5,014   $    --   $    --
               57               13        --        --        --        --       433        --        --
          $ 11.20          $  9.74   $    --   $    --   $    --   $    --   $ 11.58   $    --   $    --
             12.0%            (2.6%)      --        --        --        --      15.8%       --        --
               --              1.4%       --        --        --                 1.1%       --        --

                                     MORGAN
                                     STANLEY
              MFS(R)                   UIF                        MORGAN STANLEY
             UTILITIES              EMERGING                            UIF
             SERIES--                MARKETS                     EMERGING MARKETS
           INITIAL CLASS          DEBT--CLASS I                   EQUITY--CLASS I
    ---------------------------   -------------   -----------------------------------------------
     2004      2003      2002         2004         2004      2003      2002      2001      2000
    ---------------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --      $    29   $    31   $    20   $    23   $    11
         --        --        --           --            2         3         3         3         1
    $    --   $    --   $    --      $    --      $ 12.81   $ 10.48   $  7.05   $  7.80   $  8.39
         --        --        --           --         22.3%     48.6%     (9.5%)    (7.0%)   (39.7%)
         --        --        --           --          0.7%       --        --        --
    $    --   $   224   $   169      $    --      $    --   $    --   $    --   $    --   $    --
         --        20        21           --           --        --        --        --        --
    $ 11.75   $ 11.14   $  8.21      $    --      $    --   $    --   $    --   $    --   $    --
        5.5%     35.6%    (17.9%)         --           --        --        --        --        --
        8.2%      2.3%      3.4%          --           --        --        --        --
    $    --   $    --   $    --      $    --      $   481   $    --   $    --   $    --   $    --
         --        --        --           --           43        --        --        --        --
    $    --   $    --   $    --      $ 10.82      $ 11.14   $    --   $    --   $    --   $    --
         --        --        --          8.2%        11.4%       --        --        --        --
         --        --        --         85.3%          --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                         MORGAN STANLEY               PIMCO LOW          PIMCO REAL
                                                            UIF U.S.                  DURATION--          RETURN--
                                                          REAL ESTATE--             ADMINISTRATIVE     ADMINISTRATIVE
                                                             CLASS I                    SHARES             SHARES
                                                  -----------------------------     --------------     --------------
                                                   2004       2003       2002            2004               2004
                                                  -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $    --    $    --    $    --        $    --            $    --
Units Outstanding...............................       --         --         --             --                 --
Variable Accumulation Unit Value................  $    --    $    --    $    --        $    --            $    --
Total Return....................................       --         --         --             --                 --
Investment Income Ratio.........................       --         --         --             --                 --
SERIES II POLICIES (b)
Net Assets......................................  $   952    $   658    $   221        $   152            $    78
Units Outstanding...............................       56         53         24             15                  8
Variable Accumulation Unit Value................  $ 16.85    $ 12.38    $  9.03        $ 10.00            $ 10.18
Total Return....................................     36.1%      37.2%      (9.7%)           --                1.8%
Investment Income Ratio.........................      4.6%        --        5.0%           5.5%               4.5%
SERIES III POLICIES (c)
Net Assets......................................  $   809    $    --    $    --        $    48            $    24
Units Outstanding...............................       59         --         --              5                  2
Variable Accumulation Unit Value................  $ 13.67    $    --    $    --        $ 10.00            $ 10.19
Total Return....................................     36.7%        --         --             --                1.9%
Investment Income Ratio.........................      1.9%        --         --            1.9%               1.7%

                                                                 T. ROWE
                                                                  PRICE
                                                              INTERNATIONAL             T. ROWE PRICE
                                                                  STOCK                 LIMITED-TERM
                                                                PORTFOLIO              BOND PORTFOLIO
                                                              -------------     -----------------------------
                                                                  2004           2004       2003       2002
                                                              -----------------------------------------------
SERIES I POLICIES (a)
Net Assets..................................................     $    --        $    --    $    --    $    --
Units Outstanding...........................................          --             --         --         --
Variable Accumulation Unit Value............................     $    --        $    --    $    --    $    --
Total Return................................................          --             --         --         --
Investment Income Ratio.....................................          --             --         --         --
SERIES II POLICIES (b)
Net Assets..................................................     $   117        $   200    $   134    $    33
Units Outstanding...........................................          10             19         13          3
Variable Accumulation Unit Value............................     $ 11.27        $ 10.64    $ 10.55    $ 10.15
Total Return................................................        12.7%           0.9%       4.0%       1.5%
Investment Income Ratio.....................................         9.9%           9.2%       3.6%       4.5%
SERIES III POLICIES (c)
Net Assets..................................................     $   251        $    63    $    --    $    --
Units Outstanding...........................................          22              6         --         --
Variable Accumulation Unit Value............................     $ 11.17        $ 10.05    $    --    $    --
Total Return................................................        11.7%           0.5%        --         --
Investment Income Ratio.....................................         2.7%           4.6%        --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                 SCUDDER VIT
                                   EAFE(R)           SCUDDER         T. ROWE
     PIMCO TOTAL       ROYCE        EQUITY             VIT            PRICE
       RETURN--       MICRO-     INDEX FUND--       SMALL CAP       BLUE CHIP                    T. ROWE PRICE
    ADMINISTRATIVE      CAP        CLASS A        INDEX FUND--       GROWTH                      EQUITY INCOME
        SHARES       PORTFOLIO      SHARES       CLASS A SHARES     PORTFOLIO                      PORTFOLIO
    --------------   ---------   ------------   -----------------   ---------   -----------------------------------------------
         2004          2004          2004        2004      2003       2004       2004      2003      2002      2001      2000
    ---------------------------------------------------------------------------------------------------------------------------
       $    --        $    --      $    --      $    --   $    --    $    --    $   412   $   286   $   213   $   183   $   124
            --             --           --           --        --         --         29        23        21        16        11
       $    --        $    --      $    --      $    --   $    --    $    --    $ 14.11   $ 12.36   $  9.92   $ 11.50   $ 11.41
            --             --           --           --        --         --       14.1%     24.6%    (13.7%)     0.8%     14.1%
            --             --           --           --        --         --        1.6%      1.6%      1.6%      1.5%
       $    --        $    84      $    --      $    73   $     1    $   201    $ 2,044   $ 1,668   $   703   $    --   $    --
            --              8           --            6        --         19        170       159        84        --        --
       $    --        $ 11.01      $    --      $ 12.18   $ 10.37    $ 10.65    $ 12.04   $ 10.50   $  8.39   $    --   $    --
            --           10.1%          --         17.5%      3.7%       6.5%      14.6%     25.2%    (16.1%)      --        --
            --             --           --          0.2%       --        6.8%       4.5%      1.9%      2.1%       --
       $ 3,027        $   211      $     1      $ 5,823   $    --    $ 4,500    $ 3,620   $    --   $    --   $    --   $    --
           292             19           --          519        --        411        325        --        --        --        --
       $ 10.35        $ 11.01      $ 11.12      $ 11.23   $    --    $ 10.96    $ 11.15   $    --   $    --   $    --   $    --
           3.5%          10.1%        11.2%        12.3%       --        9.6%      11.5%       --        --        --        --
           2.1%            --           --          0.1%       --        2.3%       2.6%       --        --        --

                    T. ROWE PRICE
    T. ROWE PRICE     PERSONAL       VAN ECK
     NEW AMERICA      STRATEGY      WORLDWIDE
       GROWTH         BALANCED      ABSOLUTE
      PORTFOLIO       PORTFOLIO      RETURN
    -------------   -------------   ---------
        2004            2004          2004
    -----------------------------------------
       $    --         $    --       $    --
            --              --            --
       $    --         $    --       $    --
            --              --            --
            --              --            --
       $    --         $    --       $    --
            --              --            --
       $    --         $    --       $    --
            --              --            --
            --              --            --
       $    49         $ 5,185       $     9
             5             475             1
       $ 10.32         $ 10.92       $  9.91
           3.2%            9.2%         (0.9%)
           0.3%            2.2%           --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class (formerly known as MainStay VP Growth Equity), MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core-- Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class (formerly known as Mainstay VP Equity Income), MainStay VP S&P 500 Index--Initial Class (formerly known as MainStay VP Indexed Equity), MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income and Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Leveraged All Cap--Class O Shares, Alger American Small Capitalization--Class O Shares, American Century(R) VP Value--Class II, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) --Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid-Cap--Initial Class, Fidelity(R) VIP Overseas-Initial Class, Fidelity(R) VIP Value Strategies--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth--Institutional Shares, Lord Abbett Series Fund Mid-Cap Value Portfolio, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Utilities Series-- Initial Class, Morgan Stanley UIF Emerging Markets Debt--Class I, Morgan Stanley UIF Emerging Markets Equity--Class I, Morgan Stanley UIF U.S. Real Estate--Class I, Pimco Low Duration-Administrative Shares, Pimco Real Return--Administrative Shares, Pimco Total Return--Administrative Shares, Royce Micro-Cap Portfolio, Scudder VIT EAFE(R) Equity Index Fund--Class A Shares, Scudder VIT Small Cap Index Fund--Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price New America Growth Portfolio,
T. Rowe Price Personal Strategy Balanced Portfolio, and Van Eck Worldwide Absolute Return Investment Divisions (constituting the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
 (20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                            PART C. OTHER INFORMATION

ITEM 27.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7) Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(8) Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9) Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(10) Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
               No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(16) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(17) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No.9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(h)(18) Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Seperate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.


(h)(19) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - filed herewith.



(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - filed herewith.


(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No.3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.


(i)(12) Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.



(i)(13) Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.



(i)(14) Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.



(i)(15) Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.


(j)            Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

               Jay S. Calhoun, Vice President, Treasurer and Director
                 (Principal Financial Officer)
               Richard M. Kernan, Jr., Director
               Robert D. Rock, Senior Vice President and Director
               Frederick J. Sievert, President and Director (Principal
                 Executive Officer)
               Stephen N. Steinig, Senior Vice President, Chief Actuary and
                 Director
               Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
               Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

               George J. Trapp, Director
               Frank M. Boccio, Director
               Phillip J. Hildebrand, Director
               Michael G. Gallo, Director
               Solomon Goldfinger, Director
               Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
               (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j)(9) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - 1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(j)(11) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.

(j)(12) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(10)(m) to Post-Effective Amendment No.25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 4/5/04 and incorporated herein by reference.

(j)(13) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                 Frank M. Boccio        Director
                 Carmela Condon         Vice President and Controller (Principal
                                        Accounting Officer)
                 Michael G. Gallo       Director
                 Solomon Goldfinger     Director and Chief Financial Officer
                 Phillip J. Hildebrand  Director
                 Theodore A. Mathas     Director
                 John R. Meyer          Director
                 Paul B. Morris         Director
                 Anna F. Pollack        Director
                 Robert D. Rock         Director
                 Frederick J. Sievert   Director and President (Principal
                                        Executive Officer)
                 Michael E. Sproule     Director
                 Seymour Sternberg      Director


(j)(14) Power of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Seperate Account-I (File No. 02-86083), filed 2/9/05 and incorporated by reference



(j)(15) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - filed herewith.

                 Scott Berlin           Director
                 Frank M. Boccio        Director
                 Michael G. Gallo       Director
                 Solomon Goldfinger     Director and Chief Financial Officer
                 Phillip J. Hildebrand  Director
                 Theodore A. Mathas     Director
                 John R. Meyer          Director
                 Paul B. Morris         Director
                 Anna F. Pollack        Director
                 Robert D. Rock         Director
                 Angelo J. Scialabba    Vice President and Controller (Principal
                                        Accounting Officer)
                 Frederick J. Sievert   Director and President (Principal
                                        Executive Officer)
                 Michael E. Sproule     Director
                 Seymour Sternberg      Director


(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.


(l)              Actuarial Opinion.

                 Opinion and consent of Mei-Erh Chen, Associate Actuary-Filed herewith.

                 Not applicable.

(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.

(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.


(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 On the commencement of operations of each of the MainStay VP Mid Cap Core, the MainStay VP Mid Cap Growth and the MainStay VP Small Cap Growth Investment Divisions, NYLIAC infused the corresponding Portfolios of each of these Investment Divisions with seed capital of $5 million each.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


         Name:                                          Title:
         -----                                          ------
         Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
         Paul B. Morris                                 Director and Senior Vice President
         Anne F. Pollack                                Director and Senior Vice President
         Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Sheila K. Davidson                             Executive Vice President
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Thomas F. English                              Senior Vice President and General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         Gary J. Miller                                 Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Transactions
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         Thomas J. Troeller                             First Vice President and Actuary
         Michael A. Watson                              First Vice President and Deputy General Counsel
         Sara Badler                                    Vice President and Deputy General Counsel
         David Bangs                                    Vice President
         Patricia Barbari                               Vice President
         Joseph Bennett                                 Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David W. Bott                                  Vice President
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Jonathan Feinstein                             Vice President
         Edward Fitzgerald                              Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         Minas C. Joannides, M.D.                       Vice President and Medical Director
         Mario Lazzaro                                  Vice President
         Richard B. Leber                               Vice President
         Parkin Lee                                     Vice President
         Edward Linder                                  Vice President
         Anthony Malloy                                 Vice President
         Daniel J. McKillop                             Vice President
         Jacqueline O' Leary                            Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Linda M. Reimer                                Vice President and Associate General Counsel
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Janis Rubin                                    Vice President
         Angelo J. Scialabba                            Vice President and Controller
         Gary W. Scofield                               Vice President
         Irwin Silber                                   Vice President and Actuary
         Georgene Sfraga Panza                          Vice President
         Kevin Smith                                    Vice President
         Richard M. Walsh                               Vice President
         Julia Warren                                   Vice President
         Elaine Williams                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Vice President and Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                     99.95%
              Operada FMA, S.A. de C.V.                                Mexico                        99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                   69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                     90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                     90%
    New York Life International Holdings Limited                       Mauritius                     75%
    New York Life Insurance (Philippines), Inc.                        Philippines                   75%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                    99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                    99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%


         (4) Held through controlled Thai nominee holding company.

ITEM 30.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.


      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Michael G. Gallo                                Manager and Executive Vice President - Non-COLI
                                                         Variable Life Distribution
     Robert E. Brady                                 Manager and Managing Director - Operations
     Brian A. Murdock                                Chairman and President
     Christopher O. Blunt                            Manager and Executive Vice President -
                                                         NYLIM Product Distribution
     John A. Cullen                                  Manager
     Robert J. Hebron                                Manager and Executive Vice President -
                                                         COLI Distribution
     John R. Meyer                                   Manager and Executive Vice President -
                                                         Variable Annuity and Agency Mutual Funds
                                                         Distribution
     Barry A. Schub                                  Manager
     Barbara McInerney                               Senior Managing Director - Compliance
     Thomas A. Clough                                Managing Director - Retirement Services
     Stephen P. Fisher                               Senior Managing Director - NYLIM Products Market
     Mark A. Gomez                                   Managing Director and Chief Compliance Officer
     Joseph J. Henehan                               Managing Director - Retirement Services
     Julia D. Holland                                Managing Director - SMA Distribution
     Alison H. Micucci                               Managing Director - Compliance
     Marguerite E.H. Morrison                        Managing Director and Secretary
     Beverly J. Moore                                Managing Director - Marketing Communications
     Gary M. O'Neill                                 Managing Director - Agency Distribution
     Wendy Fishler                                   Managing Director - National Accounts
     Edward P. Linder                                Managing Director, Variable Annuity and
                                                         Agency Mutual Funds Distribution
     Gary M. O'Neill                                 Managing Director, Agency Distribution
     Gary L. Warren                                  Managing Director, COLI Distribution
     Stanley Metheney                                Vice President - Compliance
     Richard Zuccaro                                 Vice President - Tax
     Albert Leier                                    Vice President - Financial Operations
                                                         and Treasurer
     David F. Boyle                                  Vice President - COLI Wholesaling
     Philip E. Caminiti                              Vice President, Mutual Funds, Sales Desk -
                                                         Outside Broker/Dealer Distribution
     Michael D. Coffey                               Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Karen E. Dann                                   Vice President, Variable Annuity Key
                                                         Accounts - Bank Distribution
     Philip Gazzo                                    Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Mark L. Gudelski                                Vice President - National Accounts
     Robert F. Meredith                              Vice President, Variable Annuity and
                                                         Mutual Funds Wholesaling - Agency Distribution
     David L. Meyncke                                Vice President, Agency Distribution
     John J. Ogara                                   Vice President, Variable Life Wholesaling -
                                                         Agency Distribution
     Christopher V. Parisi                           Vice President, Outside Broker/Dealer Distribution
     Andrew N. Reiss                                 Vice President, Variable Annuity Wholesaling -
                                                         Bank Distribution
     Jennifer D. Tarsney                             Vice President, National Accounts
     James R. Vavra                                  Vice President, Non-COLI Variable Life
                                                         Wholesaling - Outside Distribution
     Marianna Wekow                                  Vice President, National Accounts

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 33.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 34.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned,thereunto duly authorized, in the City and State of New York on this 26th day of July, 2005.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



     Scott L. Berlin*               Director


     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Paul B. Morris*                Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal
                                    Executive Officer)





     Michael E. Sproule*            Director

     Seymour Sternberg*             Director


*By:  /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      July 26, 2005




* Pursuant to Powers of Attorney filed herewith.

                                       EXHIBIT INDEX

Exhibit
Number                                  Description

(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P. and NYLIAC

(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC

(j)(15) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC

(k)                   Opinion and Consent of Thomas F. English, Esq.

(l)                   Opinion and Consent of Mei-Erh Chen Associate Actuary

(n)(1)                Consent of PricewaterhouseCoopers LLP